         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
     Service Center: 300 Continental Drive, Newark, Delaware 19713, Phone:
                                 1-800-688-5177

                                   PROSPECTUS
                                FEBRUARY 7, 2000

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about this variable annuity contract that you should know before investing.

To learn more about this variable annuity contract, you should consult the Statement of Additional Information ("SAI") dated February 7, 2000. For a free copy of the SAI, please contact us at the above listed address.

Providentmutual Life and Annuity Company of America ("PLACA") has filed the SAI with the Securities and Exchange Commission and incorporates the SAI by reference into this prospectus. The Table of Contents for the SAI appears on page 41 of this prospectus. The Securities and Exchange Commission maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment. The investment performance of the subaccounts will vary, and you bear the entire investment risk of amounts allocated to the subaccounts.
The contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract. Neither the Federal Deposit Insurance Corporation nor any federal agency insures your investment in the contract.

We offer other variable annuity contracts with features different from this contract. We offer variable annuity contracts that do not have Credit Amounts or Renewal Credits, and therefore have lower fees. You should carefully consider whether or not this contract is the best product for you. Generally, this contract is most suited to owners who intend to hold it for a relatively long time. There may be other situations where an owner could be disadvantaged by the application of a Credit Amount or Renewal Credit, such as in the event of a recapture of Credit Amounts or Renewal Credits during a period of market decline.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This variable annuity contract has 24 funding choices -- one fixed account (paying a guaranteed minimum fixed rate of interest) and 23 subaccounts of the Providentmutual Variable Annuity Separate Account which invest in the following portfolios:

MARKET STREET FUND, INC.
- Money Market Portfolio
- Equity 500 Index Portfolio
- Growth Portfolio
- Bond Portfolio
- Managed Portfolio
- Aggressive Growth Portfolio
- International Portfolio
- All Pro Large Cap Growth Portfolio
- All Pro Small Cap Growth Portfolio
- All Pro Large Cap Value Portfolio
- All Pro Small Cap Value Portfolio
OCC ACCUMULATION TRUST
- Equity Portfolio
- Managed Portfolio
PIMCO VARIABLE INSURANCE TRUST
- PIMCO High Yield Bond Portfolio
- PIMCO Total Return Bond Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
- Van Eck Worldwide Hard Assets Portfolio
- Van Eck Worldwide Bond Portfolio
- Van Eck Worldwide Emerging Markets Portfolio
- Van Eck Worldwide Real Estate Portfolio
VARIABLE INSURANCE PRODUCTS FUND III
- VIP III Contrafund Portfolio
- VIP III Growth Portfolio
- VIP III Growth Opportunities Portfolio
- VIP III Overseas Portfolio

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Definitions.................................................    1
Table of Expenses...........................................    3
Summary.....................................................    8
     The Contract...........................................    8
     Charges and Deductions.................................   10
     Annuity Provisions.....................................   11
     Federal Tax Status.....................................   11
PLACA, the Variable Account and the Funds...................   12
     Providentmutual Life and Annuity Company of America....   12
     Providentmutual Variable Annuity Separate Account......   12
     The Funds..............................................   13
          The Market Street Fund, Inc. .....................   13
          Variable Insurance Products Fund III..............   15
          OCC Accumulation Trust............................   16
          PIMCO Variable Insurance Trust....................   16
          Van Eck Worldwide Insurance Trust.................   16
     Resolving Material Conflicts...........................   18
     Addition, Deletion or Substitution of Investments......   18
Description of Annuity Contract.............................   19
     Issuance of a Contract.................................   19
     Premiums...............................................   19
     Cancellation Period....................................   19
     Allocation of Premiums.................................   19
     Credit Amounts.........................................   20
     Variable Account Value.................................   21
     Transfer Privilege.....................................   22
     Dollar Cost Averaging..................................   23
     Withdrawals and Surrender..............................   23
     Death Benefit Before Annuity Date......................   25
     The Annuity Date.......................................   27
     Payments...............................................   27
     Modification...........................................   28
     Reports to Contract Owners.............................   28
     Contract Inquiries.....................................   28
The Guaranteed Account......................................   28
     Minimum Guaranteed and Current Interest Rates..........   29
     Transfers from Guaranteed Account......................   29
     Payment Deferral.......................................   29
Charges and Deductions......................................   29
     Surrender Charge (Contingent Deferred Sales Charge)....   29
     Death Benefit Charge...................................   30
     Administrative Charges.................................   31
     Daily Annuity Charge...................................   31
     Investment Advisory Fees and Other Expenses of the
      Funds.................................................   31
     Charges For Optional Death Benefit Riders..............   31
     Premium Taxes..........................................   31
     Other Taxes............................................   32
     Charge Discounts For Sales to Certain Groups...........   32
Payment Options.............................................   32
     Election of Payment Options............................   32

                                                              PAGE
                                                              ----
     Description of Payment Options.........................   33
Yields and Total Returns....................................   33
Federal Tax Status..........................................   35
     Introduction...........................................   35
     Tax Status of the Contracts............................   35
     The Treatment of Annuities.............................   36
     Taxation of Non-Qualified Contracts....................   36
     Taxation of Qualified Contracts........................   37
     Withholding............................................   38
     Possible Changes in Taxation...........................   38
     Other Tax Consequences.................................   39
Distribution of Contracts...................................   39
Preparing for Year 2000.....................................   39
Legal Proceedings...........................................   40
Voting Rights...............................................   40
Financial Statements........................................   40
Statement of Additional Information--Table of Contents......   41
Appendix A--Financial Highlights............................  A-1

                      [This page intentionally left blank]

                                  DEFINITIONS

ACCUMULATION UNIT.......... A unit of measure used to calculate Subaccount
                            Value.

ANNUITANT.................. The person or persons upon whose life (or lives)
                            determines the annuity payments payable under the Contract.

ANNUITY DATE............... The date as of which Surrender Value is applied to a
                            Payment Option.

BENEFICIARY................ The person to whom we pay the death benefit on the death of the Owner (or the Annuitant if the Owner is not a natural person). If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION PERIOD........ Period described in this prospectus during which the
                            Owner may return this Contract for a refund.

CODE....................... The Internal Revenue Code of 1986, as amended.

CONTRACT................... The individual flexible premium deferred variable annuity contract issued by PLACA and offered in this prospectus.

CONTRACT ACCOUNT VALUE..... The sum of the Variable Account Value and the
                            Guaranteed Account Value.

CONTRACT ANNIVERSARY....... The same date in each Contract Year as the Contract
                            Date.

CONTRACT DATE.............. The date as of which We issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR.............. A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

CREDIT AMOUNT.............. An additional amount that we add to Your Contract
                            Account Value when We apply Net Premium under a Contract.

FUND....................... Any open-end management investment company in which a Subaccount invests.

GENERAL ACCOUNT............ The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

GUARANTEED ACCOUNT......... An account that is part of Our General Account and not part of nor is it dependent upon the investment performance of the Variable Account.

GUARANTEED ACCOUNT
OPTION..................... An allocation option under the Contract supported by the General Account.

GUARANTEED ACCOUNT VALUE... Net Premiums allocated and Contract Account Value transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE.............. The last possible Annuity Date. In most states, it is the later of the Contract Anniversary on or following the Annuitant's age 90, or 10 years after the Contract Date (unless We consent to a later Maturity Date). Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT.... The Subaccount that holds shares of the Money Market
                            Portfolio of Market Street Fund, Inc.

NET ASSET VALUE PER
SHARE...................... The value per share of any Fund on any Valuation
                            Day. The method of computing the Net Asset Value Per Share is described in the prospectus for each Fund.

NET PREMIUM................ The premium paid less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT..... A Contract that is not a "Qualified Contract."

NOTICE..................... A request or notice in writing or otherwise in a form satisfactory to PLACA that is signed by the Owner and received at the Service Center.

OWNER...................... The person or persons who owns (or own) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE...................... The person entitled to receive Annuity Payments under the Contract. the Annuitant is the Payee unless the Owner designates a different person as Payee.

PAYMENT OPTION............. One of the three annuity payment options available under the Contract.

PORTFOLIO.................. An investment portfolio of a Fund.

PLACA, WE, OUR, US......... Providentmutual Life and Annuity Company of America.

QUALIFIED CONTRACT......... A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RENEWAL CREDIT............. An additional amount that We may add to Your
                            Contract Account Value as of the 9th, 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until ten years prior to the Maturity Date.

SEC........................ The U.S. Securities and Exchange Commission.

SERVICE CENTER............. Providentmutual's office at 300 Continental Drive,
                            Newark, Delaware 19713.

SUBACCOUNT................. A subdivision of the Variable Account.

SUBACCOUNT VALUE........... Before the Annuity Date, the amount equal to that part of any Net Premium and associated Credits Amounts allocated to the Subaccount plus any Contract Account Value transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable surrender charges and premium tax charge), charges and any Contract Account Value transferred out of that Subaccount.

SURRENDER VALUE............ The Contract Account Value less: (1) any applicable surrender charge, (2) premium tax charges not previously deducted, (3) the amount of any applicable Renewal Credit subject to recapture and
                            (4) the annual contract maintenance fee.

VALUATION DAY.............. For each Subaccount, each day that the New York
                            Stock Exchange is open for business except for certain holidays listed in this prospectus and days that a Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD........... The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT........... Providentmutual Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE..... The sum of all Subaccount Values.

YOU OR YOUR................ The Owner.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premiums...  None
Maximum Contingent Deferred Sales
  Charge (as a percentage of each
  premium payment surrendered,
  withdrawn or annuitized)(1)....         8%
Death Benefit Charge (as a
  percentage of each premium
  payment)(2)....................         8%       (up to the amount of Credit Amounts received during the prior
                                                   12 months)
Optional Death Benefit Rider
  Charges (as a percentage of
  Variable Account Value)
  Step-Up Rider..................      0.25%
  Rising Floor Rider.............      0.40%
Transfer Processing Fee..........  No fee for first twelve transfers in Contract Year.
                                   $25 fee for each transfer thereafter during Contract Year.
Annual Administration Fee(3).....  $40 per Contract Year
Variable Account Annual Expenses
  (as a percentage of Variable
  Account Value)
Annual Annuity Charge............      1.40%       (the Annual Annuity Charge includes mortality and expense
                                                   risk fees and administrative fees and expenses)

                            MONEY                                                               AGGRESSIVE
                           MARKET       EQUITY 500         GROWTH         BOND       MANAGED      GROWTH     INTERNATIONAL
                          PORTFOLIO   INDEX PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
                          ---------   ---------------   -------------   ---------   ---------   ----------   -------------
MARKET STREET FUND, INC.
ANNUAL EXPENSES
  (as a percentage of
  average net assets)
Management Fees
  (Investment Advisory
  Fees).................    0.25%          0.24%            0.32%         0.35%       0.40%        0.41%         0.75%
Other Expenses..........    0.17%      0.04%(4)             0.15%         0.20%       0.18%        0.21%         0.25%
                            ----           ----             ----          ----        ----         ----          ----
Total Fund Annual
  Expenses..............    0.42%          0.28%            0.47%         0.55%       0.58%        0.62%         1.00%

                                      ALL PRO       ALL PRO     ALL PRO     ALL PRO
                                     LARGE CAP     LARGE CAP   SMALL CAP   SMALL CAP
                                      GROWTH         VALUE      GROWTH       VALUE
                                     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
                                   -------------   ---------   ---------   ---------
MARKET STREET FUND, INC.
ANNUAL EXPENSES
  (as a percentage of average
  net assets)
Management Fees
  (Investment Advisory Fees).....      0.70%         0.70%       0.90%       0.90%
Other Expenses (after
  reimbursement).................      0.22%         0.27%       0.35%       0.39%
                                       ----          ----        ----        ----
Total Fund Annual Expenses (after
  reimbursement)(5)..............      0.92%         0.97%       1.25%       1.29%

                                                                 GROWTH
                                 CONTRAFUND       GROWTH      OPPORTUNITIES   OVERSEAS
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                -------------   -----------   -------------   ---------
VARIABLE INSURANCE PRODUCTS
FUND III
ANNUAL EXPENSES(6)
  (as a percentage of average
  net assets)
Management Fees
  (Investment Advisory
  Fees).......................      0.59%          0.59%          0.59%         0.74%
12B-1 Fee.....................      0.25%          0.25%          0.25%         0.25%
Other Expenses (after
  reimbursement)(7)...........      0.07%          0.07%          0.11%         0.15%
                                    ----           ----           ----          ----
Total Fund Annual Expenses
  (after reimbursement)(5)....      0.91%          0.91%          0.95%         1.14%

                                   EQUITY         MANAGED
                                  PORTFOLIO      PORTFOLIO
                                -------------   -----------
OCC ACCUMULATION TRUST
ANNUAL EXPENSES(6)
  (as a percentage of average
  net assets)
Management Fees
  (Investment Advisory
  Fees).......................      0.80%          0.78%
Other Expenses (after
  reimbursement)..............      0.14%          0.04%
                                    ----           ----
Total Fund Annual Expenses
  (after reimbursement)(8)....      0.94%          0.82%

                                                   TOTAL
                                 HIGH YIELD       RETURN
                                    BOND           BOND
                                  PORTFOLIO      PORTFOLIO
                                -------------   -----------
PIMCO VARIABLE INSURANCE TRUST
ANNUAL EXPENSES(6)
  (as a percentage of average
  net assets)
Management Fees
  (Investment Advisory
  Fees).......................      0.50%          0.40%
Other Expenses (after
  reimbursement)..............      0.25%          0.25%
                                    ----           ----
Total Fund Annual Expenses
  (after reimbursement)(5)....      0.75%          0.65%

                                                 WORLDWIDE      WORLDWIDE     WORLDWIDE
                                  WORLDWIDE        HARD         EMERGING        REAL
                                    BOND          ASSETS         MARKETS       ESTATE
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                -------------   -----------   -------------   ---------
VAN ECK WORLDWIDE INSURANCE
TRUST
ANNUAL EXPENSES(6)
  (as a percentage of average
  net assets)
Management Fees
  (Investment Advisory
  Fees).......................      1.00%          1.00%          1.00%         1.00%
Other Expenses (after
  reimbursement)..............      0.15%          0.16%          0.50%         0.50%
                                    ----           ----           ----          ----
Total Fund Annual Expenses
  (after reimbursement)(5)....      1.15%          1.16%          1.50%         1.50%

     Premium taxes may be applicable, depending on various state laws.

     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account and the Funds for the 1998 calendar year. For a more complete description of the various costs and expenses, see "Charges and Deductions" and the prospectus for each Fund.
---------------
(1) A surrender charge is deducted only if a premium payment is withdrawn or surrendered or applied to a Payment Option within 9 years of its being made. The maximum total surrender charge will not exceed 8 1/2% of the total premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in such Contract Year (10% of the initial premium payment during the first Contract Year). (See "Surrender Charge.")
(2) The Death Benefit Charge is only deducted if a death benefit is paid and is limited to the amount of Credit Amounts during the 12 months prior to the owner's death.
(3) The Annual Administration Fee is waived where Contract Account Value is $50,000 or more.
(4) Because the Equity 500 Index Portfolio was not in existence during 1998, "Other Expenses" is based on estimated amounts for 2000. This estimate anticipates an expense reimbursement or fee waiver arrangement for 2000. Absent this arrangement, Total Annual Expenses would be estimated to be 0.39%.
(5) For certain portfolios, certain expenses were reimbursed or fees waived during 1998. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the Total Annual Expenses would have been 1.36% for the Market Street Fund All-Pro Small Cap Value Portfolio, 0.93% for the VIP III Growth Portfolio, 0.95% for the VIP III Contrafund Portfolio, 0.75% for the PIMCO Total Return Bond Portfolio, 0.81% for the PIMCO High Yield Bond Portfolio, 1.20% for the Van Eck Worldwide Hard Assets Portfolio, 1.61% for the Van Eck Worldwide Emerging Markets Portfolio and 5.32% for the Van Eck Worldwide Real Estate Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1998 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.
(6) The fee and expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund III, the OCC Accumulation Trust, the PIMCO Variable Insurance Trust, and the Van Eck Worldwide Insurance Trust are not affiliated with PLACA.
(7) Because the VIP III Contrafund Portfolio, VIP III Growth Portfolio, VIP III Growth Opportunities Portfolio and the VIP III Overseas Portfolio Service Class 2 shares were not in existence during 1998, "Other Expenses" is based on estimated amounts for 2000.
(8) The Advisers of the OCC Accumulation Trust Equity and Managed Portfolios are contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolios to 1.00% of average net assets (net of expense offset) on an annual basis.

    EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that no optional death benefit rider was selected, and assuming the addition of a 3.0% Credit Amount added to the $1,000 investment for the purpose of determining asset-based expenses. These examples do not show the offsetting effect of the Credit Amount on illustrated expenses. The Credit Amount has the effect of offsetting some of the expenses reflected in the illustrations.

     1. If the Contract is surrendered or annuitized at the end of the applicable time period:

SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
MS Money Market.....................................  $ 96.71    $142.67    $175.52    $227.55
MS Growth...........................................    97.19     144.11     177.97     232.94
MS Bond.............................................    97.95     146.41     181.89     241.50

SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
MS Managed..........................................  $ 98.23    $147.27    $183.36    $244.70
MS Aggressive Growth................................    98.61     148.42     185.31     248.95
MS International....................................   102.21     159.28     203.71     288.49
MS All Pro Large Cap Growth.........................   101.45     157.00     199.86     280.28
MS All Pro Large Cap Value..........................   101.93     158.42     202.27     285.42
MS All Pro Small Cap Growth.........................   104.58     166.37     215.65     313.72
MS All Pro Small Cap Value..........................   104.96     167.51     217.55     317.70
MS Equity 500 Index.................................    95.39     138.63     168.61     212.32
Fidelity Growth Opportunities.......................   101.74     157.85     201.30     283.37
Fidelity Contrafund.................................   101.36     156.71     199.38     279.25
Fidelity Growth.....................................   101.36     156.71     199.38     279.25
Fidelity Overseas...................................   103.54     163.26     210.41     302.69
OCC Equity..........................................   101.66     157.62     200.91     282.54
OCC Managed.........................................   100.49     154.10     194.95     269.77
PIMCO Total Return Bond.............................    98.89     149.28     186.78     252.12
PIMCO High Yield Bond...............................    99.84     152.14     191.64     262.64
Van Eck Worldwide Bond..............................   103.63     163.54     210.89     303.70
Van Eck Worldwide Hard Assets.......................   103.73     163.82     211.37     304.71
Van Eck Worldwide Emerging Mkts.....................   106.95     173.44     227.48     338.35
Van Eck Worldwide Real Estate.......................   106.95     173.44     227.48     338.35

     2. If the Contract is not surrendered or annuitized at the end of the applicable time period:

SUBACCOUNT                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                              ------    -------    -------    --------
MS Money Market.......................................  $19.78    $61.17     $105.16    $227.55
MS Growth.............................................   20.29     62.74      107.79     232.94
MS Bond...............................................   21.12     65.23      111.99     241.50
MS Managed............................................   21.42     66.17      113.56     244.70
MS Aggressive Growth..................................   21.84     67.41      115.65     248.95
MS International......................................   25.75     79.20      135.35     288.49
MS All Pro Large Cap Growth...........................   24.93     76.72      131.23     280.28
MS All Pro Large Cap Value............................   25.44     78.27      133.81     285.42
MS All Pro Small Cap Growth...........................   28.32     86.90      148.14     313.72
MS All Pro Small Cap Value............................   28.74     88.13      150.18     317.70
MS Equity 500 Index...................................   18.33     56.79       97.77     212.32
Fidelity Growth Opportunities.........................   25.23     77.65      132.78     283.37
Fidelity Contrafund...................................   24.82     76.41      130.71     279.25
Fidelity Growth.......................................   24.82     76.41      130.71     279.25
Fidelity Overseas.....................................   27.19     83.52      142.53     302.69
OCC Equity............................................   25.15     77.40      132.36     282.54
OCC Managed...........................................   23.88     73.58      125.98     269.77
PIMCO Total Return Bond...............................   22.14     68.35      117.22     252.12
PIMCO High Yield Bond.................................   23.18     71.45      122.43     262.64
Van Eck Worldwide Bond................................   27.29     83.82      143.04     303.70
Van Eck Worldwide Hard Assets.........................   27.40     84.13      143.55     304.71
Van Eck Worldwide Emerging Mkts.......................   30.90     94.57      160.80     338.35
Van Eck Worldwide Real Estate.........................   30.90     94.57      160.80     338.35

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that the rising floor optional death benefit rider was selected, and assuming the addition of a 3% Credit Amount added to the $1,000 investment for the purpose of determining asset-based expenses:

     3. If the Contract is surrendered or annuitized at the end of the applicable time period:

SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
MS Money Market.....................................  $100.50    $154.14    $195.03    $269.94
MS Growth...........................................   100.98     155.57     197.45     275.12
MS Bond.............................................   101.74     157.85     201.30     283.37
MS Managed..........................................   102.02     158.71     202.75     286.44
MS Aggressive Growth................................   102.40     159.85     204.67     290.53
MS International....................................   106.00     170.62     222.76     328.57
MS All Pro Large Cap Growth.........................   105.24     168.36     218.98     320.68
MS All Pro Large Cap Value..........................   105.72     169.77     221.34     325.62
MS All Pro Small Cap Growth.........................   108.37     177.66     234.51     352.84
MS All Pro Small Cap Value..........................   108.75     178.78     236.38     356.67
MS Equity 500 Index.................................    99.18     150.14     188.24     255.29
Fidelity Growth Opportunities.......................   105.53     169.20     220.40     323.64
Fidelity Contrafund.................................   105.15     168.07     218.50     319.68
Fidelity Growth.....................................   105.15     168.07     218.50     319.68
Fidelity Overseas...................................   107.33     174.56     229.36     342.23
OCC Equity..........................................   105.45     168.97     220.01     322.84
OCC Managed.........................................   104.28     165.48     214.15     310.56
PIMCO Total Return Bond.............................   102.68     160.70     206.11     293.58
PIMCO High Yield Bond...............................   103.63     163.54     210.89     303.70
Van Eck Worldwide Bond..............................   107.42     174.85     229.83     343.20
Van Eck Worldwide Hard Assets.......................   107.52     175.13     230.30     344.17
Van Eck Worldwide Emerging Mkts.....................   110.74     184.66     246.14     376.52
Van Eck Worldwide Real Estate.......................   110.74     184.66     246.14     376.52

     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $40 and that the estimated average Contract Account Value per Contract is $40,000, which translates the Annual Administration Fee into an assumed .10% charge for purposes of the Examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

     This section is a summary of some of the more important points that you should know and consider before purchasing this variable annuity contract. We discuss each of these topics in greater detail further back in this prospectus.

THE CONTRACT

     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by us. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell these Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as those which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an application and pay the minimum initial premium. We do not begin to make annuity payments until the Annuity Date.

     Cancellation Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

     - the Contract Account Value as of the date that we receive the returned Contract minus

     - any Credit Amounts applied to the Contract

       plus

     - any charges that we may have deducted from premium payments or Contract Account Value

In states where required, we will return the premiums that you paid.

     Premiums. We require a minimum initial premium of at least $10,000. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

     Credit Amounts. We credit Your Contract Account Value with an additional amount in most circumstances when a Net Premium is applied to the Contract. The Credit Amount is a percentage of the premium that You pay (ranging from 1.5% to 5.0%) and is determined by the total amount of premiums received under a Contract less the total amount of all withdrawals (including surrender charges). The amount of the Credit Amount is calculated by multiplying this percentage by the excess of (a) over (b) where:

          (a) is the total premiums paid under the Contract (including the current premium payment) less the total withdrawals (including surrender charges); and

          (b) is the amount computed for (a) at the time that the most recent previous Credit Amount calculation was made that resulted in a positive Credit Amount.

     On each of the first three Contract Anniversaries, We determine a Calculated Credit Amount. To the extent that the Calculated Credit Amount exceeds the amount of the actual Credit Amounts, we increase the Contract Account Value by the amount of such excess.

     Upon receipt of regulatory approval, We also may offer You a rider during the 9th Contract Year through which You may elect an additional amount to be added to Your Contract Account Value as of the 9th, 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until ten years prior to the Maturity Date.

     The Credit Amount, the Calculated Credit Amount and the Renewal Credit are explained in more detail later in this prospectus.

     Allocation of Net Premiums. We will allocate Net Premiums and associated Credit Amounts under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums and associated Credit Amounts will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. The Contract Account Value (except for Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which the chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or at a higher current interest rate as we may declare.

     Transfers. On or before the Annuity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. We only allow one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account. After twelve transfers during a Contract Year, we deduct a transfer processing fee of $25 for each additional transfer during that Contract Year.

     Withdrawals. At any time before the earlier of the death of an Owner or the Annuity Date, You may withdraw part of the Surrender Value, subject to certain limitations.

     Surrender. Upon Notice received at the Service Center which must include the proper form on or before the earlier of the death of an Owner or the Annuity Date, You may surrender the Contract in full and receive its Surrender Value.

     Death Benefit. If any Owner dies before the Annuity Date, we will pay the Beneficiary a death benefit. During the first nine Contract years, the death benefit equals the greater of:

     - Contract Account Value less the Death Benefit Charge, or

     - aggregate premiums paid reduced by the amount of all withdrawals prior to the date of death.

In Contract Years ten and later, the death benefit equals the greatest of:

     - Contract Account Value less the Death Benefit Charge, or

     - aggregate premiums paid as of the ninth Contract Anniversary reduced by the amount of all withdrawals prior to the ninth Contract Anniversary plus aggregate premium paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

     - Contract Account Value on the ninth Contract Anniversary plus aggregate premium paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

The Withdrawal Adjustment Amount is determined by multiplying the death benefit prior to the withdrawal by the ratio of the amount of the withdrawal (including any Surrender Charge) to the Contract Account Value immediately prior to the withdrawal.

Notwithstanding the foregoing, if the Owner is 90 years old or older at the date of death, the death benefit is the Contract Account Value less the Death Benefit Charge.

If any Owner dies before the Annuity Date, we must generally distribute the death benefit to the Beneficiary within five years after the date of death.

     Step-Up Rider. You may also elect a Step-up Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit initially equals the Contract Account Value as of the First Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate Net Premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value on the date we receive due proof of the Owner's death.

     Rising Floor Rider. You may also elect a Rising Floor Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit equals the sum of premiums paid less reductions for withdrawals, with interest accumulating at an annual rate of 5% until the Contract Anniversary prior to the Annuitant's 75th birthday. Thereafter, We add premiums and deduct withdrawals from the guaranteed death benefit. We reduce the guaranteed minimum death benefit for a withdrawal by the same percentage that the withdrawal reduces Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value or more than 200% of premium payments less 200% of withdrawals (including any Surrender Charge).

CHARGES AND DEDUCTIONS

     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct any charge for sales expenses from premiums. However, if you surrender or annuitize your Contract or make certain withdrawals within nine years of making a premium payment, we will deduct a Surrender Charge from the premium payment when it is surrendered or withdrawn or applied to a Payment Option. The Surrender Charge is a percentage of each such premium payment ranging from 8% to 2% during the first nine years after the payment is made. The Surrender Charge applicable to each premium payment diminishes as the payment ages. A premium payment ages by Contract Year, such that it is in "year" 1 during the Contract Year in which it is received and in "year" 2 throughout the subsequent Contract Year and in "year" 3 throughout the Contract Year after that, etc.

Notwithstanding the foregoing, no Surrender Charge is applied to Contract Account Value withdrawn or surrendered during any Contract Year up to an amount equal to the Free Withdrawal Amount. During the first Contract Year, the Free Withdrawal Amount is 10% of the premium payments. For all other Contract Years, the Free Withdrawal Amount is 10% of the Contract Account Value at the start of that Year. Also, no Surrender Charge applies if You annuitize Your Contract as of the Maturity Date.

     Death Benefit Charge. A Death Benefit Charge is deducted when computing the death benefit upon the death of any Owner prior to the Annuity Date. The Free Withdrawal Amount does not apply to the Death Benefit Charge. The Death Benefit Charge is the same as the Surrender Charge except that it is capped at an amount equal to the dollar amount of Credit Amounts granted under the Contract during the twelve months preceding the Owner's death.

     Annual Administration Fee. On each Contract Anniversary prior to and including the Annuity Date, we deduct an Annual Administration Fee of $40 from the Contract Account Value. We also deduct this charge on the Annuity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary. We currently do not charge this Fee when Contract Account Value is $50,000 or more as of the date that the Fee would have been charged.

     Transfer Processing Fee. The first twelve transfers of amounts in the Subaccounts and the Guaranteed Account during each Contract year are free. We assess a $25 transfer charge for each additional transfer during such Contract Year.

     Daily Annuity Charge. We deduct a daily Annuity Charge to compensate us for assuming certain mortality and expense risks and to cover some of the expense of administering the Contracts. On or prior to the Annuity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.40%.

     Premium Taxes. If state or other premium taxes apply to a Contract, we deduct such taxes either:

     - from premiums as they are received, or

     - from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Surrender Value to a Payment Option, or upon payment of a death benefit.

     Investment Advisory Fees and Other Expenses of the Portfolios. The investment experience of each Subaccount reflects that of the Portfolio whose shares it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other operating expenses. Please read the prospectus for each Fund for details.

     Charges for Optional Death Benefit Riders. If You elect a Step-Up Rider or Rising Floor Rider, We deduct a charge from Contract Account Value on the Contract Date and on the same day of each month thereafter. The charge is a percent of Contract Account Value and is deducted proportionately from Subaccount Values and Guaranteed Account Value under the Contract. The charge is equal to 1/12 of the following annual rates: Step-Up Rider, 0.25%; Rising Floor Rider, 0.40%.

ANNUITY PROVISIONS

     Annuity Date. We will apply the Surrender Value to a Payment Option on the Annuity Date unless You elect to receive the Surrender Value at that time.

     Payment Options. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

     - Life Annuity,

     - Life Annuity with 10 Years Guaranteed, and

     - Alternate Income Option.

FEDERAL TAX STATUS

     Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in adverse federal income tax consequences. In certain circumstances, a penalty tax may apply.

                   PLACA, THE VARIABLE ACCOUNT AND THE FUNDS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

     The Contracts are issued by Providentmutual Life and Annuity Company of America ("PLACA") which originated as a stock life insurance company incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed from Washington Square to PLACA in 1991 and the Company was redomiciled as a Delaware insurance company in December, 1992. PLACA is currently licensed to transact life insurance business in 48 states and the District of Columbia. As of December 31, 1998, PLACA had total assets of approximately $1.5 billion.

     PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1998 had total assets of approximately $8.7 billion. On December 31, 1997, PLACA and PMLIC entered into a Support Agreement whereby PMLIC agrees to ensure that PLACA's total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement, agreeing to contribute to PLACA an amount of capital sufficient to attain such level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in such companies' operations.

     Further, PMLIC agrees to cause PLACA to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by PLACA. This agreement will remain in effect provided PLACA is, and remains, a subsidiary of PMLIC. Prior to any material modification or termination of the agreement, a determination must be made that such modification or termination will not have an adverse impact on the policyholders of PLACA. Such determination shall be based on the ability of PLACA at the time of such determination to maintain its own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in PLACA nor is it in any way a guarantor of PLACA's contractual obligations or obligations under the Contract.

     PLACA is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business. PLACA submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contract described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     PLACA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

     Providentmutual Variable Annuity Separate Account is a separate investment account of PLACA, established by the Board of Directors of PLACA on May 9, 1991, under Pennsylvania law. Because PLACA later redomesticated as a Delaware Insurance Company, the Variable Account is now subject to regulation by the Delaware Insurance Department. PLACA has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     The assets of the Variable Account are owned by PLACA. However, these assets are held separate from other assets and are not part of PLACA's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account are not chargeable with liabilities that arise from any other business PLACA conducts. PLACA may transfer to its General Account any assets of the Variable Account which exceed the reserves and the contract liabilities of the

Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).

     The income, gains and losses, realized or unrealized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses of PLACA. PLACA may accumulate in the Variable Account the charge for expense and expense risks, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

     The Variable Account currently has thirty-six Subaccounts twenty-three of which are available under the Contracts. They are: Growth; Equity 500 Index; Money Market; Bond; Managed; Aggressive Growth; International; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Fidelity Contrafund; Fidelity Growth; Fidelity Growth Opportunities; Fidelity Overseas; OCC Equity; OCC Managed; PIMCO High Yield Bond; PIMCO Total Return Bond; Van Eck Worldwide Bond; Van Eck Worldwide Hard Assets; Van Eck Worldwide Emerging Mkts; and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.

THE FUNDS

     The Variable Account currently invests in portfolios of five series-type mutual funds: Market Street Fund, Inc.; Variable Insurance Products Fund III; OCC Accumulation Trust; PIMCO Variable Insurance Trust; and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). Each of these Funds is registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objective and policies. As a result, each Portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and PLACA. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between PLACA and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a Portfolio may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and PLACA has not been terminated. Should a Fund or a Portfolio decide not to sell its shares to PLACA, PLACA will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.

     The Money Market, Equity 500 Index, Growth, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Subaccounts invest in shares of the Market Street Fund, Inc. The Fund currently issues eleven "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth, Equity 500 Index, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount.

     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. A reasonable level of income is an important secondary objective.

     The Equity 500 Index Portfolio. This Portfolio seeks to provide long-term capital appreciation by investing primarily in common stocks included in the S&P 500(R) Composite Stock Price Index.*

     The Money Market Portfolio. This Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. This Portfolio seeks to generate a high level of current income consistent with prudent investment risk. It seeks to achieve this objective by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. This Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. It seeks to achieve this objective by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. This Portfolio seeks to achieve a high level of long-term capital appreciation. It seeks to achieve this objective by investing primarily in securities of companies in new or emerging industries and in securities of small capitalization and/or unseasoned companies.

     The International Portfolio. This Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.

     All Pro Large Cap Growth Portfolio. This Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the Portfolio's advisers believe show potential for growth in future earnings.

     All Pro Small Cap Growth Portfolio. This Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Portfolio's advisers believe show potential for growth in future earnings.

     All Pro Large Cap Value Portfolio. This Portfolio seeks to provide long-term capital appreciation. The Portfolio attempts to achieve this objective by investing primarily in undervalued common stock and other equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the Advisers believe offer above-average potential for growth in future earnings.

     All Pro Small Cap Value Portfolio. This Portfolio seeks to provide long-term capital appreciation. The Portfolio pursues this objective by investing primarily in undervalued common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Portfolio's advisers believe offer above-average potential for growth in future earnings.

     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the Equity 500 Index Portfolio and the International Portfolio are advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs State Street Global Advisors to provide investment advisory services in connection with the Equity 500 Index Portfolio, and The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the International Portfolio. PIMC serves as investment adviser for the All Pro Portfolios. PIMC uses a "manager of managers" approach for the All Pro Portfolios under which PIMC allocates each Portfolio's

---------------

* Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500 and 500 are trademarks of The McGraw- Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. Neither the Contract nor the Equity 500 Index Portfolio is sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract and the Equity 500 Index Portfolio. (For more information regarding the S&P 500 Index, see "Standard & Poor's" in the SAI.)

assets among one or more "specialist" investment sub-advisers. As of the date of this prospectus, the assets of each All Pro Portfolio are managed in part by the following:

PORTFOLIO                                       SUBADVISERS
---------                                       -----------
All Pro Large Cap Growth                        Cohen, Klingenstein & Marks; Geewax, Terker
                                                & Co.
All Pro Small Cap Growth                        Standish, Ayer & Wood; Husic Capital
                                                Management.
All Pro Large Cap Value                         Equinox Capital Management, Inc.; Harris
                                                Associates, Inc.; Mellon Equity Associates.
All Pro Small Cap Value                         Reams Asset Management Company, LLC;
                                                Sterling Capital Management Company.

Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

VARIABLE INSURANCE PRODUCTS FUND III

     The VIP III Contrafund Subaccount, the VIP III Growth Subaccount, the VIP III Growth Opportunities Subaccount and the VIP III Overseas Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund III ("VIP III"). VIP III offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies. VIP III issues a number of "series" or classes of shares, each of which represents an interest in a separate portfolio within VIP III. Four of the VIP III series are available for investment under the Contracts: the VIP III Contrafund Portfolio, the VIP III Growth Portfolio, the VIP III Growth Opportunities Portfolio and the VIP III Overseas Portfolio.

     The investment objectives of the Portfolios of VIP III available with the Contracts are set forth below.

     VIP III Contrafund Portfolio. This Portfolio seeks long-term capital appreciation by investing primarily in common stocks. Its investments may include securities of companies whose value it believes is not fully recognized by the public, securities of domestic and foreign issuers, growth stocks and value stocks.

     VIP III Growth Portfolio. This Portfolio seeks to achieve capital appreciation by investing primarily in common stocks. Its investments may include securities of companies it believes have above-average growth potential and securities of domestic and foreign issuers.

     VIP III Growth Opportunities Portfolio. This Portfolio seeks to provide capital growth by investing primarily in common stocks, although its investments may also include other types of securities, such as: bonds, which may be lower-quality debt securities; securities of domestic and foreign issuers; growth stocks; and value stocks.

     VIP III Overseas Portfolio. This Portfolio seeks long-term growth of capital by investing at least 65% of total assets in foreign securities and investing primarily in common stocks. This Portfolio allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

     The Portfolios of VIP III are managed by Fidelity Management & Research Company ("FMR"). On behalf of the VIP III Contrafund Portfolio, VIP III Growth Opportunities Portfolio, and VIP III Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

Fidelity International Investment Advisers (U.K.) and Fidelity International Investment Advisers (FIIA) serve as subadvisers for the Overseas Portfolio.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

OCC ACCUMULATION TRUST

     The OCC Equity Subaccount and the OCC Managed Subaccount invest only in shares of their corresponding portfolios of the OCC Accumulation Trust ("OCC Trust"). Shares of the OCC Trust are sold only to separate accounts of life insurance companies established to fund variable annuity contracts.

     The OCC Trust currently has seven portfolios, two of which are available for investment under the Contracts. The investment objectives of the Portfolios available with the Contracts are described below.

     Equity Portfolio. This Portfolio seeks long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing.

     Managed Portfolio. This Portfolio seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital which is a subsidiary of PIMCO Advisors L.P. and which is registered as an investment adviser under the Investment Advisers Act of 1940.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO High Yield Bond Subaccount and the PIMCO Total Return Bond Subaccount invest in shares of their corresponding portfolios of the PIMCO Variable Insurance Trust ("PIMCO Trust"). PIMCO Trust currently has seventeen portfolios, two of which are available for investment under the Contracts: PIMCO High Yield Bond Portfolio and PIMCO Total Return Bond Portfolio.

     The investment objectives of the Portfolios of PIMCO Trust available with the Contracts are set forth below.

     PIMCO High Yield Bond Portfolio. This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     PIMCO Total Return Bond Portfolio. This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     The investment adviser for the PIMCO High Yield Bond Portfolio and the PIMCO Total Return Bond Portfolio is Pacific Investment Management Company ("PIMCO"), a registered investment adviser under the Investment Advisers Act of 1940.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets, the Van Eck Worldwide Emerging Markets and the Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets, the Van Eck Worldwide

Emerging Markets, Van Eck Worldwide Real Estate Portfolio, respectively, of the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). Shares of the Van Eck Worldwide Bond Portfolio, the Worldwide Hard Assets Portfolio, the Worldwide Emerging Markets Portfolio, and Van Eck Worldwide Real Estate Portfolio are purchased and redeemed by the Variable Account at net asset value without a sales charge.

     The investment objectives of the Portfolios of Van Eck Trust are set forth below. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio.

     Van Eck Worldwide Hard Assets Portfolio. This Portfolio seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together, Hard Assets): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities. Income is a secondary consideration.

     Van Eck Worldwide Bond Portfolio. This Portfolio seeks high total return through a flexible policy of investing globally, primarily in debt securities. Total return is comprised of current income and capital appreciation. The Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.

     Van Eck Worldwide Emerging Markets Portfolio. This Portfolio seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

     Van Eck Worldwide Real Estate Portfolio. This Portfolio seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

     The investment adviser for the Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE PORTFOLIOS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompany this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.

     You should note that, except for the Portfolios of the Market Street Fund, not all of the Portfolios described in the prospectuses for the Funds are available with the Contract. Moreover, PLACA cannot guarantee that each Fund will always be available for the Contracts, but in the unlikely event that a Fund is not available, PLACA will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     PLACA has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser will pay PLACA a service fee based upon an annual percentage of average net assets invested by PLACA on behalf of the Variable Account. These agreements cover administrative services provided to the Funds by PLACA. Payments of such amounts by an investment adviser do not increase the fees paid by the Portfolios or Owners invested in the Portfolios.

     Certain Portfolios may have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than those of such other investment portfolios or mutual funds. PLACA does not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

RESOLVING MATERIAL CONFLICTS

     The Market Street Fund, Inc., VIP III Fund, OCC Trust, PIMCO Trust and Van Eck Trust are now, or may be in the future, used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PLACA or PMLIC, as well as registered separate accounts of other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to retirement plans qualifying under
Section 401 of the Code ("Retirement Plans"). As a result, there is a possibility that a material conflict may arise between the interests of Owners of Contracts, generally, or certain classes of Owners, and such Retirement Plans or participants in such Retirement Plans.

     PLACA currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to support products other than PLACA contracts or to Retirement Plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, PLACA will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The board of directors of each Fund also will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     PLACA reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions of the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of any Portfolio are no longer available for investment or for any other appropriate reason, PLACA may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. PLACA will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

     PLACA also reserves the right to establish additional Subaccounts, each of which would invest in shares corresponding to existing or new Portfolios. Subject to applicable law and any required SEC approval, PLACA may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by PLACA.

     If any of these substitutions or changes are made, PLACA may by appropriate endorsement change the Contract to reflect the substitution or change. If PLACA deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other PLACA separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     In order to purchase a Contract, application must be made to PLACA through a licensed representative of PLACA, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

PREMIUMS

     The minimum initial premium which PLACA will normally accept is $10,000. Subsequent premium payments may be paid under the Contract at any time during the Owner's lifetime and before the Annuity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts. Notwithstanding the foregoing, PLACA reserves the right to not accept subsequent premium payments at any time for any reason.

     At the time of application, a planned periodic premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

CANCELLATION PERIOD

     The Contract provides for an initial cancellation or "free-look" period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. When PLACA receives the returned Contract at its Service Center, it will be canceled and, in most states, PLACA will refund to the Owner an amount equal to: (a) Contract Account Value as of the date that it receives the returned Contract, minus (b) any Credit Amounts applied under the contract, plus (c) any charges that it may have deducted from premium payments or Contract Account Value. In states that require it, PLACA will refund the premiums paid.

ALLOCATION OF PREMIUMS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial Net Premium and any associated Credit Amounts are allocated among the Subaccounts and the Guaranteed Account (as designated by the Owner in the application) within two business days of receipt of such premium by PLACA at its Service Center. If the application is not properly completed, PLACA may retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, PLACA will inform the applicant of the reason for the delay and return the initial premium immediately, unless the applicant specifically consents to PLACA retaining the premium until the application is complete.

     The Owner designates in the application how the initial Net Premium and associated Credit Amounts are to be allocated among the Subaccounts and the Guaranteed Account. In states where the Owner, as described above, is guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts is allocated to the Money Market Subaccount for a 15-day period. After the expiration of such 15-day period, the amount in the Money Market Subaccount is allocated to the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premiums and associated Credit Amounts are allocated at the end of the Valuation Period in which the subsequent premium is received by PLACA in the same manner, unless the allocation percentages are changed. Premiums and associated Credit Amounts are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     Subaccount Values vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for Net Premiums and associated Credit Amounts in light of market conditions and the Owner's overall financial objectives.

CREDIT AMOUNTS

     Credit Amounts. We credit your Contract Account Value with an additional amount in most circumstances when a Net Premium is applied to the Contract. The Credit Amount is a percentage of the premium that you pay as shown in the table below. The percentage is determined by the total amount of premiums received under a Contract less the total amount of all withdrawals (including any Surrender Charges). The Credit Amount is calculated by multiplying the percentage by the excess of (a) over (b), where:

          (a) equals total premiums paid under the Contract (including the current premium payment) less the total withdrawals (including Surrender Charges);

          (b) equals the amount computed for (a) at the time that the most recent previous Credit Amount calculation was made that resulted in a Credit Amount being applied.

TOTAL PREMIUM (INCLUDING CURRENT PREMIUM PAYMENT)
LESS WITHDRAWALS (INCLUDING SURRENDER CHARGES)                CREDIT AMOUNT
-------------------------------------------------             -------------
From $10,000 to $24,999.....................................       1.5%
From $25,000 to $99,999.....................................       3.0%
From $100,000 to $499,999...................................       4.0%
From $500,000 to $999,999...................................       4.5%
$1,000,000 or more..........................................       5.0%

The Credit Amount is allocated among the Subaccounts and the Guaranteed Account Options based on the premium allocation in effect at the time of the Credit Amount.

     Look Back Provision. On each of the first three Contract Anniversaries, We determine a Calculated Credit Amount. To the extent that the Calculated Credit Amount exceeds the amount of actual Credit Amounts, We increase the Contract Account Value by a Credit Amount for such excess. The excess Credit Amount is allocated among the Subaccounts and the Guaranteed Account Options based on the premium allocation in effect at the time of the Credit Amount.

     The Calculated Credit Amount is determined by multiplying (1) by (2) where:

          (1) the aggregate premiums paid under the Contract minus the amount of withdrawals (including any Surrender Charges);

          (2) The Credit Amount percentage for (1) as shown on the table.

     In the event that You cancel the Contract during the Cancellation Period, We recapture or retain the Credit Amount. (See "Cancellation Period.") Upon receipt of regulatory approval, the Death Benefit Charge is calculated in a manner that recaptures any Credit Amount applied within one year of the Owner's death. (See "Death Benefit Charge.") Upon recapture, we deduct from the amount refunded or the death benefit paid the initial dollar amount of the Credit Amount that was first applied to the Contract Account Value. Consequently, there may be situations where you could be disadvantaged in the event of such a recapture. For example, if we recapture a Credit Amount during a period of market decline, the dollar amount we recapture would represent a greater percent of Contract Account Value than it did when applied.

     Renewal Credits. Upon receipt of regulatory approval, We may offer You a rider during the 9th Contract Year through which You may elect an additional amount to be added to Your Contract Account Value as of the 9th, 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until 10 years prior to the Maturity Date.

     In the event that You withdraw part or all of Your Contract Account Value on which a Renewal Credit is based within 9 Contract Years of the Renewal Credit being applied, We intend to recapture some or all of the Renewal Credit.

VARIABLE ACCOUNT VALUE

     The Variable Account Value reflects the investment experience of the Subaccounts selected by the Owner, any Net Premiums Payments, any Credit Amounts, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. The value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Accumulation Units. For each Subaccount, Net Premium and associated Credit Amounts are allocated to a Subaccount or amounts of Contract Value transferred to a Subaccount, are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is invested in the Subaccount. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers of Subaccount Values from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount as does surrender of the Contract, payment of a death benefit, the application of Variable Account Value to an Payment Option on the Annuity Date, and the deduction of the Annual Administration Fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which PLACA receives Notice regarding the event.

     Accumulation Unit Value. The Accumulation Unit value for each Subaccount was arbitrarily set initially when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

     Net Investment Factor. The net investment factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the result of:

        (a) the Net Asset Value Per Share of the Portfolio held in the Subaccount, determined at the end of the current Valuation Period; plus

        (b) the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

        (c) a per share charge or credit for any taxes reserved for, which is determined by Us to have resulted from the operations of the Subaccount.

     (2) is the Net Asset Value Per Share of the Portfolio held in the Subaccount, determined at the end of the last prior Valuation Period.

     (3) is a daily factor representing the Annual Annuity Charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

TRANSFER PRIVILEGE

     Before the Annuity Date, an Owner may transfer all or a part of a Subaccount Value to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount is the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

     Transfers are made as of the day Notice requesting such transfer is received by PLACA. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account"). The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee is deducted from the amount being transferred.

     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to PLACA. PLACA reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.

     PLACA will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it is not liable for any losses due to unauthorized or fraudulent instructions. PLACA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures PLACA follows for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.

     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts may be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change such premium allocation instructions.

     Once elected Automatic Asset Rebalancing begins at the end of the next calendar quarter or calendar year following election. You may change or terminate Automatic Asset Rebalancing by written instruction to PLACA, or by telephone if you have previously authorized us to take telephone instructions. PLACA reserves the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you.

     Advance Orders of Transfers. Owners may elect to request transfers of Subaccount Values (other than the Money Market Subaccount) out of a Subaccount to the Money Market Subaccount in advance of the time that they want the transfers executed. To make this election, Owners must submit a written Advance Order to the Service Center specifying a percentage amount by which they want their Subaccount Value to increase (or decrease) above (or below) the value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. PLACA measures the percentage change in such Subaccount Value by reference to the net investment factor for the specified Subaccount as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center and executes the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by the Owner.

     Once received at the Service Center, an Advance Order remains in effect until executed, canceled, or superseded by subsequent Advance Order for a transfer out of the same Subaccount. PLACA does not currently asses a charge for Advance Orders, but reserves the right to charge for this service. In addition, PLACA may terminate the Advance Order privilege or change its terms at any time by providing written notice to Owners at least 15 days in advance of such termination or modification.

DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from the designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. PLACA, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the Cancellation Period.

     Once elected, transfers from a Subaccount are processed monthly until the number of designated transfers have been completed, or the value of the Subaccount is completely depleted, or the Owner instructs PLACA in writing to cancel the monthly transfers.

     Transfers made under the Dollar Cost Averaging program do not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. PLACA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of an Owner or the Annuity Date, an Owner may withdraw part of the Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a Surrender Value of not less than $10,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 is treated as a request for full withdrawal of the amount in that Subaccount or the Guaranteed

Account. PLACA withdraws the amount requested from the Contract Account Value as of the day Notice for the withdrawal is received at its Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately prior to the withdrawal.

     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax adviser before requesting any Systematic Withdrawal Plan.

     Contract Owners entering into the plan instruct PLACA to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions begin on the next designated monthly or quarterly date following the receipt of the request. The minimum distribution is $100 monthly or at least $300 quarterly. The maximum amount which may be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the premiums paid in the first year if elected at the time of application. PLACA will notify the Owner if the total amount to be withdrawn in a subsequent Contract Year exceeds 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs PLACA to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, PLACA will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, PLACA will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

     PLACA will pay the Owner the amount requested each month or quarter and cancel Accumulation Units equal to the amount withdrawn from the Subaccounts based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

     Each payment under the Systematic Withdrawal Plan of less than 10% of the Contract Account Value as of the beginning of such Contact Year is not subject to a Surrender Charge. However, notwithstanding the Surrender Charge (see "Surrender Charge") rules, any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized is subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     Systematic withdrawals may be discontinued by the Owner at any time upon written request to PLACA. PLACA reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.

     Charitable Remainder Trust Rider. Contract Owner may elect a Charitable Remainder Trust Rider, which combines an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected, with a replacement of the surrender charge/withdrawal provision for contracts issued in a Charitable Remainder Trust. A Charitable Remainder Trust allows for income to be distributed and for the payment of trustee fees and charges. The rider would only apply the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the

Contract Year; or (2) any amounts in excess of the total premiums paid. There will be no limit on the number of withdrawals occurring in any Contract Year.

     Surrender. At any time before the earlier of the death of the Owner or the Annuity Date, the Owner may request a surrender of the Contract for its Surrender Value. The surrender request must be on the proper form which can be requested from the Service Center. The proceeds paid to the Owner will equal the Surrender Value less any withholding or premium taxes. (See "Surrender Charge.") The Surrender Value is determined on the date Notice of surrender and the Contract are received at PLACA's Service Center. The Surrender Value is paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of employee benefit plans funded by Qualified Contracts also may impose restrictions on ability of participants to take distributions from the Contracts.

     Contract Termination. PLACA may end this Contract and pay the Surrender Value to the Owner if, before the Annuity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, is less than $2,000.

     PLACA will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless PLACA receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the minimum additional amount required by PLACA. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE ANNUITY DATE

     Death of Annuitant. If an Annuitant dies before the Annuity Date, the Owner becomes the new Annuitant. If more than one individual owns the Contract, the youngest Owner becomes the Annuitant. If any Owner is not an individual, then the death of an Annuitant is treated as the death of an Owner (see below).

     Death of Owner. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, the Beneficiary becomes the new Owner. If an Owner dies on or after the Annuity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such death.

     If an Owner dies before the Annuity Date, any surviving joint Owner becomes the Beneficiary. We pay the Beneficiary a death benefit. Beneficiaries have the following options with regard to the death benefit:

     1. to receive the death benefit in a single lump sum within 5 years of the deceased Owner's death; or

     2. elect to have the death benefit paid under a Payment Option provided that: (a) annuity payments begin within 1 year of the deceased Owner's death, and (b) annuity payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

     3. if the Beneficiary is the spouse of the deceased Owner, he or she may (by Notice within one year of the Owner's death), elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant, he or she becomes the Annuitant. The spouse is deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any premium payments under the Contract.

With regard to Beneficiaries who are not the spouse of the deceased Owner: (a) options 1 and 2 apply even if the Annuitant is alive at the time of the deceased Owner's death, (b) if the new Owner is not a natural person, only option 1 is available, (c) if no election is made within 60 days of the deceased Owner's death, option 1 is deemed to have been elected, and (d) if the Beneficiary dies before the distributions required by options 1 or 2 are complete, the entire remaining Contract Account Value is distributed in one sum immediately.

     If there is more than one Beneficiary, the foregoing provisions apply independently to each Beneficiary.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Code, is treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant are treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     Death Benefit. Upon the death of any Owner before the Annuity Date, we will pay the Beneficiary a death benefit. During the first nine Contract Years, the death benefit equals the greater of:

     - Contract Account Value less the Death Benefit Charge, or

     - aggregate premiums paid reduced by the amount of all withdrawals prior to the date of death.

In Contract Years ten and later, the death benefit equals the greatest of:

     - Contract Account Value less the Death Benefit Charge, or

     - aggregate premiums paid as of the ninth Contract Anniversary reduced by the amount of all withdrawals prior to the ninth Contract Anniversary plus aggregate premium paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

     - Contract Account Value on the ninth Contract Anniversary plus aggregate premium paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

The Withdrawal Adjustment Amount is determined by multiplying the death benefit prior to the withdrawal by the ratio of the amount of the withdrawal (including any Surrender Charge) to the Contract Account Value immediately prior to the withdrawal.

     Notwithstanding the foregoing, if the Owner is 90 years old or older at the date of death, the death benefit is the Contract Account Value less the Death Benefit Charge.

     If there are multiple Owners, then the age of the oldest Owner is used to determine the death benefit. Also, if there are multiple Owners, then upon the death of one such Owner, the surviving Owner becomes the Beneficiary. Where a Contract has only one Owner, and either the designated Beneficiary has died before that Owner or that Owner did not designate a Beneficiary, then the Owner's estate is the Beneficiary.

     The death benefit is computed as of the date on which we receive Notice and proof of death and all necessary claim forms at the Service Center. Any excess of the death benefit over the Contract Account Value is allocated among the Subaccounts and the Guaranteed Account Options according to the premium allocation schedule in effect until the Beneficiary elects option 1, 2, or 3 above.

     Alternate Death Benefit Riders. In lieu of the death benefit described above, for an additional charge, and Owner may, when the Contract is issued, elect one of the following optional death benefit riders.

     Step Up Rider. A Contract Owner may elect the Step-up Rider for an Owner who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the Contract Anniversary and is reset every year to the Contract Account Value on the next Contract Anniversary, if greater. This reset continues until the Contract Anniversary on or before the Owner's 85th birthday. Premiums paid since the last Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date PLACA receives due proof of the Owner's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

     Rising Floor Rider. A Contract Owner also may elect the Rising Floor Rider for an Owner who is age 0-70. The Rider provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 5% interest until the contract anniversary prior to the Owner's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted for the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value or more than 200% of the premium payments less 200% of any withdrawals, including any applicable Surrender Charges.

THE ANNUITY DATE

     Subject to PLACA's approval and state law You select the Annuity Date. You may select any Annuity Date except that the latest Annuity Date is the Maturity Date. If You do not select an Annuity Date, the Maturity Date is the Annuity Date.

     Surrender Value is applied to purchase a Payment Option as of the Annuity Date. If, however, the Maturity Date is the Annuity Date, then Contract Account Value is applied to purchase a Payment Option. In the event that You do not select a Payment Option, Surrender Value is applied under the Life Annuity with Ten Year Certain Payment Option.

     You may change the Annuity Date subject to these limitations:

     1. Notice is received at least 30 days before the Maturity Date;

     2. The new Annuity Date is at least 30 days after We receive the change request;

     3. The new Annuity Date is not the 29th, 30th or 31st day of a month; and

     4. The new Annuity Date is not later than the Maturity Date.

PAYMENTS

     Any withdrawal, Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of any necessary due proof of death. However, payments may be postponed if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     2. the SEC permits by an order the postponement for the protection of policyowners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, We have the right to defer payment until such check or draft has been honored.

     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer.

     If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to the Owner, We may modify the Contract if such modification:

     1. is necessary to make the Contract or our operations or those of the Variable Account comply with any law or regulation issued by a government agency to which We, the Contract or the Variable Account is subject; or

     2. is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account options.

     In the event of any such modifications, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, we will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by and applicable law or regulation.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to us at our Service Center.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of PLACA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. PLACA's General Account supports its insurance and annuity obligations. The Guaranteed Account Options and interests therein have not, and are not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor PLACA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither PLACA's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of PLACA's General Account,

PLACA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to PLACA's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. PLACA may credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since PLACA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to the Guaranteed Account Value are credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the 12-month period beginning on the day such amount is received or transferred. At the end of the 12-month period, PLACA will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each 12-month period is guaranteed for the subsequent 12-month period. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of PLACA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     For purposes of crediting interest and deducting charges, all Guaranteed Account Options use a last-in, first-out method of accounting for allocations of Net Premium Payments and associated Credit Amounts and for transfers of Contract Account Value.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any Contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. If the written request for such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the written request is received after the Contract Anniversary, the transfer will be made as of the date PLACA receives the written request at its Service Center.

PAYMENT DEFERRAL

     PLACA has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) may be deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before the Annuity Date or if Contract Account Value is applied to a Payment Option. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by PLACA; conversely, if the amount of such charges proves more than enough, the excess will be retained by PLACA. PLACA does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from PLACA's general assets.

     Charges For Withdrawal or Surrender. The Surrender Charge is equal to the percentage of each premium payment surrendered or withdrawn (or applied to a Payment Option on the Annuity Date) as specified in the table below. The Surrender Charge is separately calculated and applied to each premium payment at any time that the payment (or part of the payment) is surrendered or withdrawn (or applied to a Payment Option on the Annuity Date). No Surrender Charge applies to premium payments applied to a Payment Option on the Maturity Date. No Surrender Charge applies to Contract Account Value representing the Free Withdrawal Amount or to Contract Value in excess of aggregate premium payments (less prior withdrawals of premium payments). The Surrender Charge is calculated using the assumption that Contract Account Value is withdrawn in the following order: (1) the Free Withdrawal Amount for that Contract Year, (2) a pro-rata share of the amount of any remaining Renewal Credit, (3) premium payments, and (4) any remaining Contract Account Value. In addition, the Surrender Charge is calculated using the assumption that premium payments are withdrawn on a first-in, first-out basis.

     The Surrender Charge applicable to each premium payment diminishes as the payment ages. A premium payment ages by Contract Year, such that it is in "year" 1 during the Contract Year in which it is received and in "year" 2 throughout the subsequent Contract Year and in "year" 3 throughout the Contract Year after that etc.

             AGE OF EACH PREMIUM
          PAYMENT IN CONTRACT YEARS                               CHARGE
          -------------------------                               ------
                      1                                            8.0%
                      2                                            8.0%
                      3                                            8.0%
                      4                                            8.0%
                      5                                            8.0%
                      6                                            6.5%
                      7                                            5.0%
                      8                                            3.5%
                      9                                            2.0%
                 10 and over                                       0.0%

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Cash Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Free Withdrawal Amount. During the first Contract Year, the Free Withdrawal Amount is 10% of the premium payments. For all other Contract Years, the Free Withdrawal Amount is 10% of the Contract Account Value at the start of that Year.

     The Free Withdrawal Amount is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during such Contract Year, no Surrender Charge applies to the amount of the surrender up to 10% of the Contract Value as of the beginning of that Contract Year. If a withdrawal is made during a Contract Year in which one or more withdrawals have been made, the remaining Free Withdrawal Amount is equal to 10% of the Contract Value as of the beginning of the Contract Year less the total amount previously withdrawn during such Contract Year without imposition of the Surrender Charge.

DEATH BENEFIT CHARGE

     A Death Benefit Charge is deducted when computing the death benefit upon the death of any Owner prior to the Annuity Date. The Free Withdrawal Amount does not apply to the Death Benefit Charge. The Death Benefit Charge is the same as the Surrender Charge except that it is capped at an amount equal to the dollar amount of Credit Amounts granted under the Contract during the twelve months preceding the Owner's death.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Annuity Date, and upon surrender of the Contract or on the Annuity Date (other than on a Contract Anniversary), PLACA deducts from the Contract Account Value an Annual Administration Fee of $40 to reimburse it for administrative expenses relating to the Contract. We currently do not charge this Fee when Contract Account Value is $50,000 or more as of the date that the Fee would have been charged. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. No Annual Administration Fee is payable after the Annuity Date.

     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. PLACA does not expect a profit from this fee.

DAILY ANNUITY CHARGE

     To compensate PLACA for assuming mortality and expense risks and for administering the Contracts, prior to the Annuity Date PLACA deducts a daily Annuity Charge from the assets of the Variable Account. PLACA will impose a charge in an amount that is equal to an annual rate of 1.40% (daily rate of
 .003835616%).

     The mortality risk PLACA assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk PLACA assumes also includes a guarantee to pay a death benefit if an Owner dies before the Annuity Date. The expense risk PLACA assumes is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover actual future expenses. In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to the Annuity Charge, such profits could be used to finance the distribution of the Contracts.

     The Contracts are administered by PMLIC pursuant to a service agreement between PLACA and PMLIC. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount reflect the investment advisory fees and other operating expense incurred by the Funds. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual size of the fee paid depends on size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current Prospectuses for the Funds for further details.

CHARGES FOR OPTIONAL DEATH BENEFIT RIDERS

     PLACA deducts a monthly charge from Contract Account Value for both the Step-Up Rider and the Rising Floor Rider. The charge is deducted on the Contract Date and on the same day of each month thereafter. The charge is a percent of Contract Account Value and is deducted proportionately from Subaccount Values, by canceling Accumulation Units, and Guaranteed Account Value under the Contract. The charge is equal to 1/12 of the following annual rates: Step-Up Rider, 0.25%; Rising Floor Rider, 0.40%.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action, and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy such taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract, (ii) application of the proceeds to a Payment Option, or (iii) payment of a death benefit.

OTHER TAXES

     Currently, PLACA makes no charge against the Variable Account for any federal, state or local taxes. PLACA may, however, make such a charge in the future if income or gains within the Variable Account will result in any such tax liability to PLACA.

CHARGE DISCOUNTS FOR SALES TO CERTAIN GROUPS

     We may reduce or waive charges under Contracts sold to certain groups of purchasers where such sales entail lower than normal expenses and/or fewer risks to PLACA. Generally, We reduce or waive charges based on factor such as the following:

     - the size of the group of purchasers

     - the total amount of premium anticipated from the group

     - the nature of the group and/or the purpose for which the Contracts are purchased (e.g., Contracts purchased by an employer to fund an employee benefit plan, usually have fewer surrenders and are less expensive to administer than individually sold Contracts)

We also may reduce or waive charges on Contracts sold to officers, directors and employees of PLACA and its affiliates. Reductions or waivers of charges will not discriminate unfairly among applicants. Contact Your sales representative for more information about charge reductions or waivers.

                                PAYMENT OPTIONS

ELECTION OF PAYMENT OPTIONS

     As of the Annuity Date, Surrender Value is applied to purchase a Payment Option, unless You elect to receive the Surrender Value in a single sum. In the event that You do not select a Payment Option, Surrender Value is applied to Option B, described below. Beneficiaries also may elect to receive the Death Benefit in the form of a Payment Option unless You have already selected an Option for the Beneficiary.

     Before beginning annuity payments under a Payment Option, We require that You return the Contract to the Service Center. We will issue a supplementary Contract stating the terms of payment under the Payment Option selected. We also reserve the right to require satisfactory evidence of the identity, birth date and sex of any Annuitant, and satisfactory evidence that any Annuitant is alive. Before making each annuity payment under a life-contingent Payment Option, We reserve the right to require satisfactory evidence that any Annuitant is still alive.

     An option may be elected, revoked, or changed at any time before the Annuity Date while the Owner is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of PLACA. An election of option and any revocation or change must be made by Notice.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

     The Payment Options available are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

DESCRIPTION OF PAYMENT OPTIONS

     Option A -- Life Annuity Option. To have payments made in equal amounts each month during the Annuitant's lifetime with payments ceasing with the last payment prior to the death of the Annuitant. No amounts are payable after the Annuitant dies. Therefore, if the Annuitant dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have payments made in equal amounts each month during the Annuitant's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment is determined from the tables in the Contract which apply to the particular option using the Annuitant's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Annuitant's age, only. Age is determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. In lieu of one of the above options, the Surrender Value or death benefit may be taken under an alternate income option based on PLACA's single premium immediate annuity rates in effect at the time of settlement. Such rates are adjusted so that the first payment can be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. These rates are 4% greater than PLACA's standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

     From time to time, PLACA may advertise or include in sales literature historic performance data for the Variable Accounts, including yields, effective yields, standard annual total returns and nonstandard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio. The Portfolios' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods is provided. For periods prior to the date that a Subaccount commenced operations, performance information for Contracts funded by that Subaccount is calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on several different non-standard bases may be used in advertisements and sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. PLACA also may disclose cumulative total return with and without deductions for the Surrender Charge. In addition to the foregoing, PLACA may present average annual total returns and cumulative total returns, with and without deductions for Surrender Charges, computed to reflect the effect of a Credit Amount and Renewal Credit. In such presentations, the Credit Amount and Renewal Credit may be of any percentage currently available under the Contract.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     PLACA may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon PLACA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on PLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirement that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While PLACA believes that the Contracts do not give Owners investment control over Variable Account assets, PLACA reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contracts.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how Your interest in the Contract will be distributed in the event of Your death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

THE TREATMENT OF ANNUITIES

     In General. PLACA believes that if You are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value, and, in the case of a Qualified Contract, any portion of an interest in the qualified plan, generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The Owner of Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax. Other penalties may apply to Qualified Contracts.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of an Owner's or an Annuitant's death. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(b) if distributed under a Payment Option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to Owners that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

     Multiple Contracts. All annuity contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, Beneficiaries and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but PLACA is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless PLACA consents.

     The Owner may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.

     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract will generally be zero unless nondeductible contributions have previously been made to the relevant plan or employer contributions or investment earnings have previously been includible in the income of the employee.

     Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. PLACA will endorse the Contract as necessary to conform it to the requirements of such plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There may be limitations on the amount of the premiums under an IRA, the deductible amount of such premiums, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from savings incentive match plans for employees (SIMPLE), Plans which permit certain small employers to make contributions to IRAs on behalf of their employees. Employers may establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional requirements on sales of the Contract for use with IRAs.

     Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Generally, income on undistributed amounts accumulated under Roth IRAs is exempt from federal income tax. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the Owner's contribution to the Roth IRA, are also not subject to tax. "Qualified distributions" are distributions made (1) on or after the Owner reaches age 59 1/2, (2) to the beneficiary of the Owner after the Owner's death,
(3) on account of the Owner's disability, or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions which are not "qualified distributions."

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security ) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on elective contributions may not be distributed in the case of hardship.

WITHHOLDING

     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions such as minimum distributions required by the Code, distributions paid in the form of an annuity, or hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect PLACA's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS

     The Contracts will be offered to the public on a continuous basis, and PLACA does not anticipate discontinuing the offering of the Contracts. However, PLACA reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell PLACA's variable annuity contracts and who are also registered representatives of 1717 or broker/dealers. 1717 is a wholly owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between PLACA and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. 1717 will also enter into selling agreements with other broker-dealers with respect to distribution of the Contracts. 1717 and receives the full commissions on Contracts sold by its registered representatives. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 6% of premiums plus 0.60% of the Contract Account Value beginning in the tenth Contract Year. Alternative commission scales are available with a lower percent of premiums and a percentage of Contract Account Value beginning in Contract Year 2.

                            PREPARING FOR YEAR 2000

     Like all financial services providers, PLACA and its affiliates utilize systems that may be affected by Year 2000 transition issues and they rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. PLACA and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on PLACA and its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. PLACA and its affiliates currently anticipate that their systems will be Year 2000 compliant before December 31, 1999 but there can be no assurance that PLACA and its affiliates will be successful, or that interaction with other service providers will not impair PLACA or its affiliates' services at that time.

                               LEGAL PROCEEDINGS

     PLACA, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PLACA believes that at the present time there are not pending or threatened lawsuits that are reasonable likely to have a material adverse impact on the Separate Account or PLACA.

                                 VOTING RIGHTS

     In accordance with its view of present applicable law, PLACA will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or PLACA determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Annuity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

     Fund shares as to which no timely instructions are received and shares held by PLACA in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

                              FINANCIAL STATEMENTS

     The audited statements of financial condition for PLACA as of December 31, 1998 and 1997 and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998 as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statements of assets and liabilities for the Variable Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information for the Variable Account.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

  ADDITIONAL CONTRACT PROVISIONS..............................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS.....................   S-2
       Money Market Subaccount Yields.........................   S-2
       Other Subaccount Yields................................   S-3
       Average Annual Total Returns...........................   S-4
       Other Average Annual Total Returns.....................   S-7
       Other Total Returns....................................   S-9
       Effect of the Administration Fee on Performance Data...   S-9
  TERMINATION OF PARTICIPATION AGREEMENTS.....................  S-10
  STANDARD & POOR'S...........................................  S-12
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-13
  STATE REGULATION............................................  S-13
  RECORDS AND REPORTS.........................................  S-13
  LEGAL MATTERS...............................................  S-13
  EXPERTS.....................................................  S-13
  OTHER INFORMATION...........................................  S-13
  FINANCIAL INFORMATION.......................................  S-14
  FINANCIAL STATEMENTS........................................   F-1

                                   APPENDIX A
                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial Statements," concerning financial statements contained in the Statement of Additional Information.

     The table below sets forth certain information regarding the Subaccounts as of December 31, 1998. As of December 31, 1998, the PIMCO High Yield Bond Subaccount, the PIMCO Total Return Bond Subaccount, the VIP III Contrafund Subaccount, the VIP III Growth Subaccount, the VIP III Growth Opportunities Subaccount and the VIP III Overseas Subaccount had not commenced operations. Accordingly, condensed financial information is not available for these Subaccounts.

                                                  UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                    AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                   SUBACCOUNT                      12/31/98        12/31/98         12/31/97        12/31/97         12/31/96
                   ----------                     ----------   -----------------   ----------   -----------------   ----------
MS Money Market.................................     598.06        62,328.14          575.95        45,925.41         554.47
MS Growth.......................................   1,065.67        34,680.05          950.55        32,051.38         775.34
MS Bond.........................................     637.92        18,437.76          597.74        10,217.64         553.59
MS Managed......................................     866.94        18,219.44          781.27        16,899.90         653.55
MS Aggressive Growth............................     887.21        12,301.49          833.15        11,389.39         697.07
MS International................................     764.54        22,728.56          704.02        23,495.92         651.04
MS All Pro Large Cap Growth.....................     583.02         3,398.61
MS All Pro Small Cap Growth.....................     485.44         2,787.56
MS All Pro Large Cap Value......................     490.39         3,752.20
MS All Pro Small Cap Value......................     408.65         2,343.81
MS Equity 500 (formerly Fidelity Index 500).....   1,377.32        61,689.14        1,088.42        48,054.18         831.78
OCC Equity......................................   1,181.96        19,823.89        1,071.54        19,067.19         858.13
OCC Managed.....................................   1,117.54        53,641.58        1,057.94        54,119.40         877.27
Van Eck Worldwide Hard Assets...................     345.27           791.04
Van Eck Worldwide Bond..........................     588.75           430.59
Van Eck Worldwide Emerging Markets..............     297.26         1,094.81
Van Eck Worldwide Real Estate...................     425.72           396.85

                                                   NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                  OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                   SUBACCOUNT                         12/31/96         12/31/95        12/31/95         12/31/94
                   ----------                     -----------------   ----------   -----------------   ----------
MS Money Market.................................      45,000.79         534.58         30,689.17         513.30
MS Growth.......................................      26,301.47         657.63         18,875.42         511.45
MS Bond.........................................       7,672.67         545.35          4,938.33         459.55
MS Managed......................................      13,564.35         592.07          9,803.13         482.84
MS Aggressive Growth............................       9,335.43         584.65          6,154.75         522.44
MS International................................      23,424.42         595.43         17,907.81         528.22
MS All Pro Large Cap Growth.....................
MS All Pro Small Cap Growth.....................
MS All Pro Large Cap Value......................
MS All Pro Small Cap Value......................
MS Equity 500 (formerly Fidelity Index 500).....      27,336.06         686.84         10,498.25         507.68
OCC Equity......................................      12,563.72         572.66         11,392.30         515.26
OCC Managed.....................................      43,626.63         545.82          6,615.25
Van Eck Worldwide Hard Assets...................
Van Eck Worldwide Bond..........................
Van Eck Worldwide Emerging Markets..............
Van Eck Worldwide Real Estate...................

                                                   NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS
                                                  OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF
                   SUBACCOUNT                         12/31/94         12/31/93        12/31/93
                   ----------                     -----------------   ----------   -----------------
MS Money Market.................................      16,531.43         501.47          4,652.76
MS Growth.......................................      12,476.41         506.46          3,168.61
MS Bond.........................................       3,487.30         493.74          1,656.64
MS Managed......................................       8,582.76         498.70          2,536.72
MS Aggressive Growth............................       2,846.86         529.79            452.21
MS International................................      15,548.80         534.25          2,539.74
MS All Pro Large Cap Growth.....................
MS All Pro Small Cap Growth.....................
MS All Pro Large Cap Value......................
MS All Pro Small Cap Value......................
MS Equity 500 (formerly Fidelity Index 500).....       3,571.24         509.51            818.51
OCC Equity......................................       2,813.10         503.29            313.68
OCC Managed.....................................
Van Eck Worldwide Hard Assets...................
Van Eck Worldwide Bond..........................
Van Eck Worldwide Emerging Markets..............
Van Eck Worldwide Real Estate...................

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                         A STOCK LIFE INSURANCE COMPANY
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America ("PLACA"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the Market Street Fund, Inc., the Variable Insurance Products Fund III, the OCC Accumulation Trust, the PIMCO Variable Insurance Trust and the Van Eck Worldwide Insurance Trust. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS FEBRUARY 7, 2000

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*

  ADDITIONAL CONTRACT PROVISIONS (19-28)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (33)................   S-2
       Money Market Subaccount Yields.........................   S-2
       Other Subaccount Yields................................   S-3
       Average Annual Total Returns...........................   S-4
       Other Average Annual Total Returns.....................   S-7
       Other Total Returns....................................   S-9
       Effect of the Administration Fee on Performance Data...   S-9
  TERMINATION OF PARTICIPATION AGREEMENTS.....................  S-10
  STANDARD & POOR'S...........................................  S-12
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-13
  STATE REGULATION............................................  S-13
  RECORDS AND REPORTS.........................................  S-13
  LEGAL MATTERS (40)..........................................  S-13
  EXPERTS.....................................................  S-13
  OTHER INFORMATION...........................................  S-13
  FINANCIAL INFORMATION.......................................  S-14
  FINANCIAL STATEMENTS........................................   F-1

---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire Contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. PLACA cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

INCONTESTABILITY

     PLACA will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Issue Date of the Contract.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of any Annuitant, Owner or Beneficiary has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in PLACA's divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, PLACA may disclose historic performance data for the subaccounts including yields, standard annual total returns, and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of premium based on the state in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee and 2) the Annual Annuity Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $40 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV)) to the 365/7 power - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     Because of the charges and deductions imposed under the contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee and the Annual Annuity Charge. The yield calculation assumes an administration fee of $40 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 (((NI - ES)/(U X UV)) + 1)(to the 6 power)

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 2% to 8% of premiums paid during the nine years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such Year (10% of the initial premium in the first Contract Year).

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, PLACA will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values which PLACA calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Annual Annuity Charge, and the Annual Administration Fee. The calculation assumes that the administration fee is $40 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than nine years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P) to the 1/N power) - 1

     Where:

     TR  = the average annual total return.

     ERV = the ending redeemable value (net of any Subaccount recurring charges and applicable surrender charges) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account or particular Subaccounts commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Assuming no Credit Amount addition, such average annual total return information for the Subaccounts is as follows:

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)           12/31/98         12/31/98          THAN 10 YEARS)
---------------------------------------------        --------------   --------------   ----------------------
MARKET STREET FUND
Growth (December 12, 1985).........................        4.01%            9.49%               13.59%
  Money Market (December 12, 1985).................       (3.76%)          (3.00%)               3.83%
  Bond (December 12, 1985).........................       (1.11%)          (1.32%)               6.64%
  Managed (December 12, 1985)......................        2.86%            5.13%                9.80%
  Aggressive Growth (May 1, 1989)..................       (1.32%)           4.30%               12.14%
  International (November 1, 1991).................        0.62%            0.86%                4.28%
MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998)...........        8.50%                                 8.50%
  All Pro Large Cap Value (May 4, 1998)............       (9.22%)                               (9.22%)
  All Pro Small Cap Growth (May 4, 1998)...........      (10.21%)                              (10.21%)
  All Pro Small Cap Value (May 4, 1998)............      (25.57%)                              (25.57%)
OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................        2.20%           12.07%               12.98%
  Managed (August 1, 1988).........................       (2.11%)          10.95%               11.87%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............        3.09%           (1.56%)               5.30%
  Worldwide Hard Assets (September 1, 1989)........      (39.19%)         (10.69%)               0.59%
  Worldwide Emerging Markets (December 27, 1995)...      (42.36%)                              (18.71%)
  Worldwide Real Estate (June 23, 1997)............      (19.88%)                               (3.97%)

OTHER AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Assuming no Credit Amount addition, such information is as follows:

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)           12/31/98         12/31/98          THAN 10 YEARS)
---------------------------------------------        --------------   --------------   ----------------------
MARKET STREET FUND
Growth (December 12, 1985).........................       12.01%          15.99%                13.59%
  Money Market (December 12, 1985).................        3.74%           3.50%                 3.83%
  Bond (December 12, 1985).........................        6.62%           5.18%                 6.64%
  Managed (December 12, 1985)......................       10.86%          11.63%                 9.80%
  Aggressive Growth (May 1, 1989)..................        6.39%          10.80%                12.14%
  International (November 1, 1991).................        8.50%           7.36%                 7.78%
MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998)...........       16.50%                                16.50%
  All Pro Large Cap Value (May 4, 1998)............       (2.02%)                               (2.02%)
  All Pro Small Cap Growth (May 4, 1998)...........       (3.01%)                               (3.01%)
  All Pro Small Cap Value (May 4, 1998)............      (18.37%)                              (18.37%)
OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................       10.20%          18.57%                17.98%
  Managed (August 1, 1988).........................        5.53%          17.45%                16.87%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............       11.09%           4.94%                 5.30%
  Worldwide Hard Assets (September 1, 1989)........      (31.99%)         (4.73%)                0.59%
  Worldwide Emerging Markets (December 27, 1995)...      (35.16%)                              (11.26%)
  Worldwide Real Estate (June 23, 1997)............      (12.68%)                                3.83%

     From time to time, sales literature or advertisements may also quote average annual total returns that do reflect the impact of Credit Amounts and Renewal Credit amounts at various percentage rates available at the time of publication. These are calculated in exactly the same way as average annual total returns described above (with and without Surrender Charges), except that Credit Amounts are reflected as an increase in Contract Account Value immediately after such amounts are applied. No Renewal Credit is reflected. Assuming the addition of a 3% Credit Amount, such information is as follows (with Surrender Charges):

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)           12/31/98         12/31/98          THAN 10 YEARS)
---------------------------------------------        --------------   --------------   ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).......................        7.37%           10.18%               13.92%
  Money Market (December 12, 1985).................       (0.89%)          (2.39%)               4.14%
  Bond (December 12, 1985).........................        1.84%           (0.70%)               6.96%
  Managed (December 12, 1985)......................        6.19%            5.79%               10.13%
  Aggressive Growth (May 1, 1989)..................        1.62%            4.96%               12.48%
  International (November 1, 1991).................        3.76%            1.50%                4.73%

MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998)...........       12.00%                                12.00%
  All Pro Large Cap Value (May 4, 1998)............       (6.35%)                               (6.35%)
  All Pro Small Cap Growth (May 4, 1998)...........       (7.30%)                               (7.30%)
  All Pro Small Cap Value (May 4, 1998)............      (23.12%)                              (23.12%)

OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................        5.51%           12.77%               13.66%
  Managed (August 1, 1988).........................        0.81%           11.65%               12.54%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............        6.42%           (0.94%)               5.64%
  Worldwide Hard Assets (September 1, 1989)........      (37.15%)         (10.11%)               0.91%
  Worldwide Emerging Markets (December 27, 1995)...      (40.42%)                              (17.81%)
  Worldwide Real Estate (June 23, 1997)............      (17.26%)                               (2.13%)

     Assuming the addition of a 3% Credit Amount, such average annual total return information for the Subaccounts is as follows (without surrender charges):

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)           12/31/98         12/31/98          THAN 10 YEARS)
---------------------------------------------        --------------   --------------   ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).......................       15.37%           16.68%               13.92%
  Money Market (December 12, 1985).................        6.85%            4.11%                4.14%
  Bond (December 12, 1985).........................        9.82%            5.80%                6.96%
  Managed (December 12, 1985)......................       14.19%           12.29%               10.13%
  Aggressive Growth (May 1, 1989)..................        9.58%           11.46%               12.48%
  International (November 1, 1991).................       11.76%            8.00%                8.23%

MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998)...........       20.00%                                20.00%
  All Pro Large Cap Value (May 4, 1998)............        0.92%                                 0.92%
  All Pro Small Cap Growth (May 4, 1998)...........       (0.10%)                               (0.10%)
  All Pro Small Cap Value (May 4, 1998)............      (15.92%)                              (15.92%)

OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................       13.51%           19.27%               18.66%
  Managed (August 1, 1988).........................        8.70%           18.15%               17.54%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............       14.42%            5.56%                5.64%
  Worldwide Hard Assets (September 1, 1989)........      (29.95%)          (4.16%)               0.91%
  Worldwide Emerging Markets (December 27, 1995)...      (33.22%)                              (10.39%)
  Worldwide Real Estate (June 23, 1997)............      (10.06%)                                5.87%

OTHER TOTAL RETURNS

     PLACA may disclose cumulative total returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $40 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at PLACA's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or PLACA if certain enforcement proceedings are instituted against the other; (4) upon receipt of regulatory approvals and/or the vote of the Owners of Contracts to substitute shares of another mutual fund;
(5) at PLACA's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of PLACA or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of PLACA if it has withdrawn the Variable Account's investment in the Fund; (8) at the option of PLACA if PLACA has withdrawn the Account or Accounts investment in the Fund because a particular state insurance regulator's decision applicable to the PLACA conflicts with the majority of other state insurance regulators; (9) at the option of the PLACA if the Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, or under any successor or similar provision, or if the PLACA reasonably believes that the Fund may fail to so qualify; (10) at the option of the PLACA if the Fund fails to meet the diversification requirements specified in Article VI hereof; or (11) at the option of any party upon another party's material breach of any provision of the agreement.

     Variable Insurance Products Fund III. This agreement provides for termination: (1) on six months' advance notice by any party; (2) at PLACA's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at PLACA's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that PLACA has suffered material adverse changes in its business or financial conditions or is the subject to material adverse publicity; (5) at the option of PLACA if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if PLACA decides to make another mutual fund available as a funding vehicle for its Contracts; (7) by PLACA by written notice to the Fund and its principal underwriter with respect to any portfolio in the event that such portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code of under any successor or similar provision, or if the PLACA reasonably believes that the PLACA may fail to so qualify; (8) termination by PLACA by written notice to the Fund and its principal underwriter with respect to any portfolio in the event that such portfolio fails to meet specified diversification requirements.

     OCC Accumulation Trust. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at PLACA's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or PLACA if certain enforcement proceedings are instituted against the other; (4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at PLACA's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of PLACA or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of PLACA if it has withdrawn the Variable Account's investment in the Fund; (8) at the option of any party upon another party's material breach of any provision of the agreement; or (9) at PLACA's option or the Fund's if it determines that the other party has suffered a material adverse change in its business, operations or financial condition or is the subject of material adverse publicity.

     PIMCO Variable Insurance Trust.  The agreement provides for termination:
(1) by any party with three months' advance written notice; (2) by PLACA if shares of PIMCO Variable Insurance Trust

("PIMCO") are not reasonably available to meet the requirements of the Contracts; (3) by PLACA if portfolio shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; (4) by PIMCO or PIMCO Funds Distributor LLC (the "Underwriter") if formal administrative proceedings are instituted against PLACA by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding PLACA's duties under the agreement or related to the sale of the Contracts, the operation of any account, or the purchase of PIMCO's shares so long as PIMCO or the Underwriter determines in its sole judgment exercised in good faith that any such administrative proceedings will have a material adverse effect upon the ability of PLACA to perform its obligations under the agreement;
(5) by PLACA if formal administrative proceedings are instituted against PIMCO or the Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body so long as PLACA determines in its sole judgment exercised in good faith that any such administrative proceedings will have a material adverse effect upon the ability of PIMCO or the Underwriter to perform its obligations under the agreement; (6) by PLACA if a Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements specified in the Code, or if PLACA reasonably believes that such Portfolio may fail to so qualify or comply; (7) by PIMCO or the Underwriter if the Contracts fail to meet the qualifications of annuity contracts specified in the Code; (8) by either PIMCO or the Underwriter if either one or both determine, in their sole judgment exercised in good faith, that PLACA has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the agreement or is the subject of material adverse publicity; (9) by PLACA if PLACA determines, in its sole judgment exercised in good faith, that PIMCO, PIMCO's investment adviser, or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of the agreement or is the subject of material adverse publicity; (10) by PIMCO or the Underwriter if PLACA gives PIMCO and the Underwriter written notice and at the time such notice was given there was no notice of termination outstanding under any other provision of the agreement; provided, however, any termination is effective forty-five days after the notice was given; (11) by PLACA upon any substitution of the shares of another investment company or series thereof for shares of a designated portfolio of PIMCO in accordance with the terms of the Contracts, provided that PLACA has given at least 45 days prior written notice to PIMCO and the Underwriter of the date of substitution; (12) by any party if PIMCO's Board of Trustees determines that a material irreconcilable conflict exists; (13) by PLACA if PIMCO or the Underwriter is in material breach of a provision of the agreement, which breach has not been cured to the satisfaction of PLACA within 10 days after written notice of such breach has been delivered to PIMCO or the Underwriter; or (14) by PIMCO or the Underwriter if PLACA is in material breach of a provision of the agreement, which breach has not been cured to the satisfaction of PIMCO or the Underwriter within 10 days after written notice of such breach has been delivered to PLACA.

     Van Eck Worldwide Insurance Trust. This agreement provides for termination: (1) by PLACA, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice; (2) at the option of PLACA, if Fund shares are not available for any reason to meet the requirements of Contracts as determined by PLACA, reasonable advance notice of election to terminate shall be furnished by PLACA; (3) at the option of PLACA, the Fund or its principal underwriter, upon institution of formal proceedings against the broker-dealer marketing the Contracts, the Variable Accounts, PLACA or the Fund by any regulatory body; (4) upon a decision by PLACA, in accordance with regulations of the SEC, to substitute Fund shares with the shares of Contracts for which the shares have been selected to serve as the underlying investment medium PLACA on 60 days' written notice replace Fund shares; (5) upon assignment of the agreement unless made with the written consent of each other party; (6) in the event Fund shares are not registered, issued or sold in conformance with Federal law or such law precludes the use of Fund shares as an underlying investment medium of Contracts issued or to be issued by PLACA; (7) at the option of PLACA by written notice to the Fund and its principal underwriter with respect to any portfolio in the event that such portfolio fails to meet specified diversification requirements or if reasonably believes that the portfolio may fail to meet either of those requirements; (8) at the option of PLACA by written notice to the Fund and its principal underwriter, if PLACA shall determine, in its sole judgment exercised in good faith, that the Fund or its principal underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or (9) at the option of the Fund or its principal underwriter by written notice to PLACA, if the Fund or its principal underwriter shall determine, in its sole judgment exercised in good faith, that the Fund or underwriter has suffered a material adverse change in its business operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity.

     Should an agreement between PLACA and a Fund terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to allocate cash values or net premiums to Subaccounts investing in Portfolios of such Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portion of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and PLACA has not been terminated. Should a Fund or portfolio of such Fund decide not to sell its shares to PLACA, PLACA will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or portfolio.

                               STANDARD & POOR'S

     Standard & Poor's(R), S&P 500(R), Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. ("Market Street"). Neither the Contract nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

     S&P makes no representation or warranty, express or implied, to the owners of the Contract and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Contract and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Contract, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Contract or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contract or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contract or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Contract or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE CONTRACT AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     PLACA holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     The officers and employees of PLACA are covered by an insurance company blanket bond issued by Reliance Insurance Company to Provident Mutual Life Insurance Company ("PMLIC") in the amount of ten million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

     PLACA is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. PLACA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     PLACA will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                 LEGAL MATTERS

     James G. Potter, Jr., Esquire, Legal Officer of PMLIC, has provided advice on certain matters relating to the laws of Delaware regarding the Contracts and PLACA's issuance of the Contracts. Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

     The statements of financial condition for PLACA as of December 31, 1998 and 1997 and the related statements of operations, equity and cash flows for each of the three years in the period ended December 31, 1998 and the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information and in the registration statement have been audited by PricewaterhouseCoopers LLP as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                             FINANCIAL INFORMATION

     This Statement of Additional Information contains the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP serves as independent accountants for the Providentmutual Variable Annuity Separate Account.

     PLACA's statements of financial condition as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, which are included in this Statement of Additional Information, should be considered only as bearing PLACA's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Providentmutual Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................  F-2
     Statements of Assets and Liabilities, December 31,
      1998..................................................  F-3
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-10
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-17
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1997.....................................  F-24
     Notes to Financial Statements..........................  F-30
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-56
     Statements of Financial Condition as of December 31,
      1998 and 1997.........................................  F-57
     Statements of Operations for the Years Ended December
      31, 1998, 1997, and 1996..............................  F-58
     Statements of Equity for the Years Ended December 31,
      1998, 1997, and 1996..................................  F-59
     Statements of Cash Flows for the Years Ended December
      31, 1998, 1997, and 1996..............................  F-60
     Notes to Financial Statements..........................  F-61

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and
  Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising thirty-nine subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 26, 1999

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc.,
  at market value:
  Growth Portfolio..........................  $47,858,933
  Money Market Portfolio....................                $40,359,766
  Bond Portfolio............................                              $15,203,142
  Managed Portfolio.........................                                            $19,429,859
  Aggressive Growth Portfolio...............                                                          $12,484,988
  International Portfolio...................                                                                         $19,698,014
Dividends receivable........................                    166,127
Receivable from Providentmutual Life and
  Annuity Company of America................                  1,931,561
                                              -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS..................................  $47,858,933   $42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                              ===========   ===========   ===========   ===========   ===========    ===========
Held for the benefit of contractholders.....  $47,788,559   $42,411,955   $15,163,134   $19,391,137   $12,414,832    $19,645,061
Attributable to Providentmutual Life and
  Annuity Company of America................       70,374        45,499        40,008        38,722        70,156         52,953
                                              -----------   -----------   -----------   -----------   -----------    -----------
                                              $47,858,933   $42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                              ===========   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                              ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market value:
  All Pro Large Cap Growth Portfolio........................   $2,296,724
  All Pro Large Cap Value Portfolio.........................                   $2,084,201
  All Pro Small Cap Growth Portfolio........................                                   $1,668,424
  All Pro Small Cap Value Portfolio.........................                                                   $1,314,681
                                                               ----------      ----------      ----------      ----------
NET ASSETS..................................................   $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                               ==========      ==========      ==========      ==========
Held for the benefit of contractholders.....................   $2,268,888      $2,059,187      $1,645,316      $1,292,614
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       27,836          25,014          23,108          22,067
                                                               ----------      ----------      ----------      ----------
                                                               $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                               ==========      ==========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                              FIDELITY      FIDELITY                                  FIDELITY
                                                HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                               INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund, at market value:
  High Income Portfolio....................  $21,941,333
  Equity-Income Portfolio..................                $95,994,948
  Growth Portfolio.........................                              $101,771,312
  Overseas Portfolio.......................                                             $3,459,303
Investment in the Variable Insurance
  Products Fund II, at market value:
  Asset Manager Portfolio..................                                                          $41,654,028
  Index 500 Portfolio......................                                                                         $99,729,620
                                             -----------   -----------   ------------   ----------   -----------    -----------
NET ASSETS.................................  $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028    $99,729,620
                                             ===========   ===========   ============   ==========   ===========    ===========
Held for the benefit of contractholders....  $21,908,598   $95,932,993   $101,692,038   $3,426,276   $41,581,094    $99,662,023
Attributable to Providentmutual Life and
  Annuity Company of America...............       32,735        61,955         79,274      33,027         72,934         67,597
                                             -----------   -----------   ------------   ----------   -----------    -----------
                                             $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028    $99,729,620
                                             ===========   ===========   ============   ==========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                                       FIDELITY
                                                         FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II,
  at market value:
  Contrafund Portfolio................................  $59,330,973
  Investment Grade Bond Portfolio.....................                $2,530,093
Investment in the OCC Accumulation Trust, at market
  value:
  Equity Portfolio....................................                             $23,494,162
  Small Cap Portfolio.................................                                           $16,579,552
  Managed Portfolio...................................                                                         $60,000,044
                                                        -----------   ----------   -----------   -----------   -----------
NET ASSETS............................................  $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========
Held for the benefit of contractholders...............  $59,253,284   $2,500,753   $23,431,003   $16,534,495   $59,946,648
Attributable to Providentmutual Life and Annuity
  Company of America..................................       77,689      29,340         63,159        45,057        53,396
                                                        -----------   ----------   -----------   -----------   -----------
                                                        $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                             SCUDDER                                      DREYFUS       DREYFUS
                                               SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                                BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder Variable Life
  Investment Fund, at market value:
  Bond Portfolio...........................  $10,868,157
  Growth and Income Portfolio..............                $21,802,912
  International Portfolio..................                               $14,525,316
Investment in the Dreyfus Variable
  Investment Fund, at market value:
  Zero Coupon 2000 Portfolio...............                                               $7,450,796
  Growth and Income Portfolio..............                                                             $19,640,705
Investment in the Dreyfus Socially
  Responsible Growth Fund, Inc., at market
  value:
  Socially Responsible Portfolio...........                                                                           $11,010,184
                                             -----------   -----------    -----------     ----------    -----------   -----------
NET ASSETS.................................  $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                             ===========   ===========    ===========     ==========    ===========   ===========
Held for the benefit of contractholders....  $10,835,622   $21,733,752    $14,464,625     $7,420,427    $19,584,714   $10,971,508
Attributable to Providentmutual Life and
  Annuity Company of America...............       32,535       69,160          60,691         30,369         55,991        38,676
                                             -----------   -----------    -----------     ----------    -----------   -----------
                                             $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                             ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                         FEDERATED                                                    NEUBERGER
                                         FUND FOR          FEDERATED      NEUBERGER    NEUBERGER      & BERMAN      NEUBERGER
                                      U.S. GOVERNMENT       UTILITY        & BERMAN     & BERMAN       LIMITED       & BERMAN
                                       SECURITIES II        FUND II        BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated
  Insurance Series, at market value:
  Fund for U.S. Government
    Securities II Portfolio.........    $9,318,436
  Utility Fund II Portfolio.........                      $10,201,206
Investment in the Neuberger & Berman
  Advisers Management Trust, at
  market value:
  Balanced Portfolio................                                       $775,638
  Growth Portfolio..................                                                    $994,739
  Limited Maturity Bond Portfolio...                                                                 $1,433,927
  Partners Portfolio................                                                                                 $408,652
                                        ----------        -----------      --------     --------     ----------      --------
NET ASSETS..........................    $9,318,436        $10,201,206      $775,638     $994,739     $1,433,927      $408,652
                                        ==========        ===========      ========     ========     ==========      ========
Held for the benefit of
  contractholders...................    $9,284,944        $10,152,016      $740,239     $955,279     $1,404,964      $385,194
Attributable to Providentmutual Life
  and Annuity Company of America....        33,492             49,190        35,399       39,460         28,963        23,458
                                        ----------        -----------      --------     --------     ----------      --------
                                        $9,318,436        $10,201,206      $775,638     $994,739     $1,433,927      $408,652
                                        ==========        ===========      ========     ========     ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                             AMERICAN                                 VAN ECK
                                            CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                             CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                           APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios Inc., at market value:
  American Century VP Capital
    Appreciation Portfolio...............    $209,599
Investment in Van Eck Worldwide Insurance
  Trust, at market value:
  Van Eck Worldwide Bond Portfolio.......                 $1,669,654
  Van Eck Worldwide Hard Assets
    Portfolio............................                               $428,820
  Van Eck Worldwide Emerging Markets
    Portfolio............................                                            $1,374,304
  Van Eck Worldwide Real Estate
    Portfolio............................                                                          $279,755
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio............................                                                                         $3,782,524
                                             --------     ----------    --------     ----------    --------       ----------
NET ASSETS...............................    $209,599     $1,669,654    $428,820     $1,374,304    $279,755       $3,782,524
                                             ========     ==========    ========     ==========    ========       ==========
Held for the benefit of
  contractholders........................    $186,642     $1,631,689    $401,261     $1,345,409    $257,330       $3,749,591
Attributable to Providentmutual Life and
  Annuity Company of America.............      22,957        37,965       27,559        28,895       22,425           32,933
                                             --------     ----------    --------     ----------    --------       ----------
                                             $209,599     $1,669,654    $428,820     $1,374,304    $279,755       $3,782,524
                                             ========     ==========    ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                   GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................  $   678,062   $1,927,975    $565,191    $ 562,813    $  87,941     $  139,749
EXPENSES
Mortality and expense risks....................      597,986     520,330      147,914      241,665      159,423        272,622
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net investment income (loss)...................       80,076   1,407,645      417,277      321,148      (71,482)      (132,873)
                                                 -----------   ----------    --------    ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.........    5,355,167                    1,238      789,131      839,522      1,292,463
Net realized gain from redemption of investment
  shares.......................................      848,719                  119,046      562,187      335,385        293,587
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net realized gain on investments...............    6,203,886                  120,284    1,351,318    1,174,907      1,586,050
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    8,125,549                  341,931    3,141,355    2,237,231      1,663,549
  End of year..................................    6,880,781                  501,349    3,311,102    1,843,257      1,759,586
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation (depreciation)
  during the year..............................   (1,244,768)                 159,418      169,747     (393,974)        96,037
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net realized and unrealized gain on
  investments..................................    4,959,118                  279,702    1,521,065      780,933      1,682,087
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net increase in net assets resulting from
  operations...................................  $ 5,039,194   $1,407,645    $696,979    $1,842,213   $ 709,451     $1,549,214
                                                 ===========   ==========    ========    ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                  LARGE           LARGE           SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................    $  8,510        $  9,025        $  5,994        $  4,635
                                                                --------        --------        --------        --------
Net investment loss.........................................      (8,510)         (9,025)         (5,994)         (4,635)
                                                                --------        --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain (loss) from redemption of investment
  shares....................................................      25,035         (22,796)        (34,054)        (36,679)
                                                                --------        --------        --------        --------
Net realized gain (loss) on investments.....................      25,035         (22,796)        (34,054)        (36,679)
                                                                --------        --------        --------        --------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................     345,515         157,479         191,093          35,087
                                                                --------        --------        --------        --------
Net unrealized appreciation during the year.................     345,515         157,479         191,093          35,087
                                                                --------        --------        --------        --------
Net realized and unrealized gain (loss) on investments......     370,550         134,683         157,039          (1,592)
                                                                --------        --------        --------        --------
Net increase (decrease) in net assets resulting from
  operations................................................    $362,040        $125,658        $151,045         $(6,227)
                                                                ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                 FIDELITY      FIDELITY                                 FIDELITY
                                                   HIGH         EQUITY-      FIDELITY      FIDELITY      ASSET       FIDELITY
                                                  INCOME        INCOME        GROWTH       OVERSEAS     MANAGER      INDEX 500
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................   $1,317,100   $ 1,124,518   $   336,043    $ 40,987    $ 971,784    $   708,340
EXPENSES
Mortality and expense risks...................      286,587     1,237,185     1,097,140      36,617      486,170      1,074,774
                                                -----------   -----------   -----------    --------    ----------   -----------
Net investment income (loss)..................    1,030,513      (112,667)     (761,097)      4,370      485,614       (366,434)
                                                -----------   -----------   -----------    --------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested........      836,907     4,001,961     8,790,172     120,802    2,915,352      1,640,640
Net realized gain from redemption of
  investment shares...........................      104,890     2,824,563     3,494,841       6,184      487,425      3,697,158
                                                -----------   -----------   -----------    --------    ----------   -----------
Net realized gain on investments..............      941,797     6,826,524    12,285,013     126,986    3,402,777      5,337,798
                                                -----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...........................    1,994,767    17,071,432    14,960,831       3,948    4,749,426     13,147,837
  End of year.................................   (1,322,566)   18,402,980    29,499,701      72,711    5,498,936     26,388,869
                                                -----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation (depreciation)
  during the year.............................   (3,317,333)    1,331,548    14,538,870      68,763      749,510     13,241,032
                                                -----------   -----------   -----------    --------    ----------   -----------
Net realized and unrealized gain (loss) on
  investments.................................   (2,375,536)    8,158,072    26,823,883     195,749    4,152,287     18,578,830
                                                -----------   -----------   -----------    --------    ----------   -----------
Net increase (decrease) in net assets
  resulting from operations...................  $(1,345,023)  $ 8,045,405   $26,062,786    $200,119    $4,637,901   $18,212,396
                                                ===========   ===========   ===========    ========    ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                        FIDELITY
                                                          FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                         CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $   265,307    $ 52,491    $   216,157   $    58,867   $   442,380
EXPENSES
Mortality and expense risks............................      639,927      23,818        314,327       244,040       839,202
                                                         -----------    --------    -----------   -----------   -----------
Net investment gain (loss).............................     (374,620)     28,673        (98,170)     (185,173)     (396,822)
                                                         -----------    --------    -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................    1,951,899       6,228        932,782       642,781     1,765,223
Net realized gain from redemption of investment
  shares...............................................    1,556,394      20,635      2,594,973       883,830     4,247,341
                                                         -----------    --------    -----------   -----------   -----------
Net realized gain on investments.......................    3,508,293      26,863      3,527,755     1,526,611     6,012,564
                                                         -----------    --------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................    7,221,948      41,164      4,899,452     4,006,030    15,384,550
  End of year..........................................   16,048,820     110,611      3,483,399       661,747    12,739,481
                                                         -----------    --------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) during the
  year.................................................    8,826,872      69,447     (1,416,053)   (3,344,283)   (2,645,069)
                                                         -----------    --------    -----------   -----------   -----------
Net realized and unrealized gain (loss) on
  investments..........................................   12,335,165      96,310      2,111,702    (1,817,672)    3,367,495
                                                         -----------    --------    -----------   -----------   -----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $11,960,545    $124,983    $ 2,013,532   $(2,002,845)  $ 2,970,673
                                                         ===========    ========    ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              SCUDDER                                     DREYFUS       DREYFUS
                                                SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO   GROWTH AND    SOCIALLY
                                                  BOND        INCOME      INTERNATIONAL   COUPON 2000      INCOME     RESPONSIBLE
                                               SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................................   $525,798    $  444,887     $  201,172       $342,964     $ 172,646    $   17,220
EXPENSES
Mortality and expense risks..................    128,282       283,325        177,297         87,726       248,422       106,812
                                                --------    -----------    ----------       --------     ----------   ----------
Net investment income (loss).................    397,516       161,562         23,875        255,238       (75,776)      (89,592)
                                                --------    -----------    ----------       --------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.......     30,563     1,227,288      1,323,096                      317,580       399,199
Net realized gain (loss) from redemption of
  investment shares..........................     38,189       899,378        197,125        (14,397)       (9,428)      542,237
                                                --------    -----------    ----------       --------     ----------   ----------
Net realized gain (loss) on investments......     68,752     2,126,666      1,520,221        (14,397)      308,152       941,436
                                                --------    -----------    ----------       --------     ----------   ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..........................    182,019     2,145,837        695,843         (4,370)      135,652       633,396
  End of year................................    169,689       559,240      1,001,546         98,289     1,610,492     1,746,511
                                                --------    -----------    ----------       --------     ----------   ----------
Net unrealized appreciation (depreciation)
  during the year............................    (12,330)   (1,586,597)       305,703        102,659     1,474,840     1,113,115
                                                --------    -----------    ----------       --------     ----------   ----------
Net realized and unrealized gain on
  investments................................     56,422       540,069      1,825,924         88,262     1,782,992     2,054,551
                                                --------    -----------    ----------       --------     ----------   ----------
Net increase in net assets resulting from
  operations.................................   $453,938    $  701,631     $1,849,799       $343,500     $1,707,216   $1,964,959
                                                ========    ===========    ==========       ========     ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                          FEDERATED FUND                                                 NEUBERGER
                                             FOR U.S.                        NEUBERGER    NEUBERGER      & BERMAN      NEUBERGER
                                            GOVERNMENT        FEDERATED       & BERMAN     & BERMAN       LIMITED       & BERMAN
                                          SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................     $ 68,150        $   53,084       $ 18,342                   $ 63,745
EXPENSES
Mortality and expense risks.............       75,900            96,287         10,814    $  14,057        17,119       $ 1,906
                                             --------        ----------       --------    ---------      --------       -------
Net investment income (loss)............       (7,750)          (43,203)         7,528      (14,057)       46,626        (1,906)
                                             --------        ----------       --------    ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested............................        3,016           324,199        128,829      289,444
Net realized gain (loss) from redemption
  of investment shares..................       74,776           228,881        (37,544)     (45,239)       (1,093)       (1,266)
                                             --------        ----------       --------    ---------      --------       -------
Net realized gain (loss) on
  investments...........................       77,792           553,080         91,285      244,205        (1,093)       (1,266)
                                             --------        ----------       --------    ---------      --------       -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.....................      139,066           942,031         36,672       83,141        21,796
  End of year...........................      380,998         1,407,591         (8,783)     (24,306)       10,244        16,829
                                             --------        ----------       --------    ---------      --------       -------
Net unrealized appreciation
  (depreciation) during the year........      241,932           465,560        (45,455)    (107,447)      (11,552)       16,829
                                             --------        ----------       --------    ---------      --------       -------
Net realized and unrealized gain (loss)
  on investments........................      319,724         1,018,640         45,830      136,758       (12,645)       15,563
                                             --------        ----------       --------    ---------      --------       -------
Net increase in net assets resulting
  from operations.......................     $311,974        $  975,437       $ 53,358    $ 122,701      $ 33,981       $13,657
                                             ========        ==========       ========    =========      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $  8,646     $    904     $   8,344
EXPENSES
Mortality and expense risks.................    $  2,380        15,687        2,295        13,188     $    420        $ 41,145
                                                --------      --------     --------     ---------     --------        --------
Net investment loss.........................      (2,380)       (7,041)      (1,391)       (4,844)        (420)        (41,145)
                                                --------      --------     --------     ---------     --------        --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......       9,248                     22,207         7,417                      393,865
Net realized gain (loss) from redemption of
  investment shares.........................      (5,083)       35,727      (89,092)     (265,838)     (15,225)        (10,462)
                                                --------      --------     --------     ---------     --------        --------
Net realized gain (loss) on investments.....       4,165        35,727      (66,885)     (258,421)     (15,225)        383,403
                                                --------      --------     --------     ---------     --------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................      (6,096)       25,331       (8,342)     (247,842)                     126,890
  End of year...............................     (16,405)      134,095      (26,474)     (374,273)       1,481         204,321
                                                --------      --------     --------     ---------     --------        --------
Net unrealized appreciation (depreciation)
  during the year...........................     (10,309)      108,764      (18,132)     (126,431)       1,481          77,431
                                                --------      --------     --------     ---------     --------        --------
Net realized and unrealized gain (loss) on
  investments...............................      (6,144)      144,491      (85,017)     (384,852)     (13,744)        460,834
                                                --------      --------     --------     ---------     --------        --------
Net increase (decrease) in net assets
  resulting from operations.................    $ (8,524)     $137,450     $(86,408)    $(389,696)    $(14,164)       $419,689
                                                ========      ========     ========     =========     ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                           GROWTH         MARKET          BOND         MANAGED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $    80,076   $   1,407,645   $   417,277   $   321,148   $   (71,482)   $  (132,873)
Net realized gain on investments.......    6,203,886                       120,284     1,351,318     1,174,907      1,586,050
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................   (1,244,768)                      159,418       169,747      (393,974)        96,037
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations...........................    5,039,194       1,407,645       696,979     1,842,213       709,451      1,549,214
                                         -----------   -------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........    2,348,484     127,871,256     1,223,548     1,148,804       806,172        902,903
Administrative charges.................      (22,011)        (12,419)       (5,131)       (8,956)       (7,791)       (12,670)
Surrenders and forfeitures.............   (3,442,237)     (3,212,313)     (643,334)   (1,558,892)     (727,131)    (1,572,725)
Transfers between investment
  portfolios...........................    3,846,147    (113,341,557)    5,948,828     1,682,450       802,568        269,675
Net (withdrawals) repayments due to
  policy loans.........................       (7,097)          8,668          (614)       (3,394)          464          1,820
Withdrawals due to death benefits......      (65,692)       (136,960)      (52,239)      (60,381)         (616)       (49,521)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  derived from contract transactions...    2,657,594      11,176,675     6,471,058     1,199,631       873,666       (460,518)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Return of capital to Providentmutual
  Life and Annuity Company of
  America..............................      (25,000)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Total increase in net assets...........    7,671,788      12,584,320     7,168,037     3,041,844     1,583,117      1,088,696
NET ASSETS
  Beginning of year....................   40,187,145      29,873,134     8,035,105    16,388,015    10,901,871     18,609,318
                                         -----------   -------------   -----------   -----------   -----------    -----------
  End of year..........................  $47,858,933   $  42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                         ===========   =============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                 LARGE           LARGE           SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................   $   (8,510)     $   (9,025)     $   (5,994)     $   (4,635)
Net realized gain (loss) on investments....................       25,035         (22,796)        (34,054)        (36,679)
Net unrealized appreciation of investments during the
  year.....................................................      345,515         157,479         191,093          35,087
                                                              ----------      ----------      ----------      ----------
Net increase (decrease) in net assets from operations......      362,040         125,658         151,045          (6,227)
                                                              ----------      ----------      ----------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............................      222,573         292,763         157,600         308,901
Administrative charges.....................................         (141)           (187)            (87)            (60)
Surrenders and forfeitures.................................      (21,345)        (16,648)        (14,326)        (33,127)
Transfers between investment portfolios....................    1,708,597       1,657,615       1,349,192       1,020,194
                                                              ----------      ----------      ----------      ----------
Net increase in net assets derived from contract
  transactions.............................................    1,909,684       1,933,543       1,492,379       1,295,908
                                                              ----------      ----------      ----------      ----------
Capital contribution from Providentmutual Life and Annuity
  Company of America.......................................       25,000          25,000          25,000          25,000
                                                              ----------      ----------      ----------      ----------
Total increase in net assets...............................    2,296,724       2,084,201       1,668,424       1,314,681
NET ASSETS
  Beginning of year........................................           --              --              --              --
                                                              ----------      ----------      ----------      ----------
  End of year..............................................   $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                              ==========      ==========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                FIDELITY      FIDELITY                                  FIDELITY
                                                  HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET       FIDELITY
                                                 INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).................  $ 1,030,513   $  (112,667)  $   (761,097)  $   4,370    $   485,614   $  (366,434)
Net realized gain on investments.............      941,797     6,826,524     12,285,013     126,986      3,402,777     5,337,798
Net unrealized appreciation (depreciation) of
  investments during the year................   (3,317,333)    1,331,548     14,538,870      68,763        749,510    13,241,032
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase (decrease) in net assets from
  operations.................................   (1,345,023)    8,045,405     26,062,786     200,119      4,637,901    18,212,396
                                               -----------   -----------   ------------   ----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................    1,750,277     5,296,132      4,791,231     339,626      1,700,971     6,577,374
Administrative charges.......................       (9,948)      (45,049)       (49,011)     (1,255)       (17,744)      (42,384)
Surrenders and forfeitures...................   (1,298,153)   (4,233,958)    (3,843,463)    (33,023)    (1,840,921)   (4,314,988)
Transfers between investment portfolios......    4,540,682     8,532,004     10,374,588   1,075,414      7,109,273    21,217,455
Net withdrawals due to policy loans..........       (3,583)       (6,732)       (11,811)     (1,589)        (5,124)       (6,625)
Withdrawals due to death benefits............     (137,311)     (463,817)      (370,273)    (51,334)       (84,131)     (263,569)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase in net assets derived from
  contract transactions......................    4,841,964     9,078,580     10,891,261   1,327,839      6,862,324    23,167,263
                                               -----------   -----------   ------------   ----------   -----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.................                    (30,000)       (60,000)                                 (40,000)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Total increase in net assets.................    3,496,941    17,093,985     36,894,047   1,527,958     11,500,225    41,339,659
NET ASSETS
  Beginning of year..........................   18,444,392    78,900,963     64,877,265   1,931,345     30,153,803    58,389,961
                                               -----------   -----------   ------------   ----------   -----------   -----------
  End of year................................  $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028   $99,729,620
                                               ===========   ===========   ============   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       FIDELITY
                                                         FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................  $  (374,620)  $  28,673    $   (98,170)  $  (185,173)  $  (396,822)
Net realized gain on investments......................    3,508,293      26,863      3,527,755     1,526,611     6,012,564
Net unrealized appreciation (depreciation) of
  investments during the year.........................    8,826,872      69,447     (1,416,053)   (3,344,283)   (2,645,069)
                                                        -----------   ----------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations..........................................   11,960,545     124,983      2,013,532    (2,002,845)    2,970,673
                                                        -----------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.........................    2,915,127     246,257      1,446,183     1,017,956     2,661,331
Administrative charges................................      (26,006)       (820)       (11,336)      (10,338)      (31,542)
Surrenders and forfeitures............................   (2,253,251)    (84,172)    (1,446,748)   (1,391,872)   (3,425,829)
Transfers between investment portfolios...............    9,479,438   1,204,799      1,059,190       848,987       752,512
Net withdrawals due to policy loans...................       (6,313)       (130)        (1,906)       (1,249)       (2,506)
Withdrawals due to death benefits.....................      (13,824)    (12,194)       (49,239)      (39,285)     (217,598)
                                                        -----------   ----------   -----------   -----------   -----------
Net increase (decrease) in net assets derived from
  contract transactions...............................   10,095,171   1,353,740        996,144       424,199      (263,632)
                                                        -----------   ----------   -----------   -----------   -----------
Return of capital to Providentmutual Life and Annuity
  Company of America..................................                                                             (25,000)
                                                        -----------   ----------   -----------   -----------   -----------
Total increase (decrease) in net assets...............   22,055,716   1,478,723      3,009,676    (1,578,646)    2,682,041
NET ASSETS
  Beginning of year...................................   37,275,257   1,051,370     20,484,486    18,158,198    57,318,003
                                                        -----------   ----------   -----------   -----------   -----------
  End of year.........................................  $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   397,516   $  161,562     $    23,875     $  255,238    $   (75,776)  $   (89,592)
Net realized gain (loss) on
  investments...........................       68,752    2,126,666       1,520,221        (14,397)       308,152       941,436
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................      (12,330)  (1,586,597)        305,703        102,659      1,474,840     1,113,115
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets from
  operations............................      453,938      701,631       1,849,799        343,500      1,707,216     1,964,959
                                          -----------   -----------    -----------     ----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      619,509    1,774,148         960,927        351,742        958,892       972,863
Administrative charges..................       (4,417)     (10,484)         (6,651)        (2,835)       (11,937)       (5,327)
Surrenders and forfeitures..............     (633,359)  (1,062,811)       (733,868)      (302,710)    (1,266,515)     (610,880)
Transfers between investment
  portfolios............................    2,537,821    4,646,658       1,838,952      1,221,208      1,288,013     3,271,958
Net repayments (withdrawals) due to
  policy loans..........................          122       (2,492)         (6,428)           290         (4,690)       (6,310)
Withdrawals due to death benefits.......      (52,406)     (56,038)        (35,093)        (9,776)       (67,716)         (713)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets derived from
  contract transactions.................    2,467,270    5,288,981       2,017,839      1,257,919        896,047     3,621,591
                                          -----------   -----------    -----------     ----------    -----------   -----------
Return of capital to Providentmutual
  Life and Annuity Company of America...                                                                               (25,000)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Total increase in net assets............    2,921,208    5,990,612       3,867,638      1,601,419      2,603,263     5,561,550
NET ASSETS
  Beginning of year.....................    7,946,949   15,812,300      10,657,678      5,849,377     17,037,442     5,448,634
                                          -----------   -----------    -----------     ----------    -----------   -----------
  End of year...........................  $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                         NEUBERGER
                                              FEDERATED                                                   & BERMAN
                                              FUND FOR          FEDERATED      NEUBERGER    NEUBERGER     LIMITED     NEUBERGER
                                           U.S. GOVERNMENT       UTILITY        & BERMAN     & BERMAN     MATURITY     & BERMAN
                                            SECURITIES II        FUND II        BALANCED      GROWTH        BOND       PARTNERS
                                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............    $   (7,750)       $   (43,203)     $  7,528    $ (14,057)   $  46,626     $ (1,906)
Net realized gain (loss) on
  investments............................        77,792            553,080        91,285      244,205       (1,093)      (1,266)
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................       241,932            465,560       (45,455)    (107,447)     (11,552)      16,829
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase in net assets from
  operations.............................       311,974            975,437        53,358      122,701       33,981       13,657
                                             ----------        -----------      --------    ---------    ----------    --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............       729,037            679,245       111,449      188,889      138,552       38,217
Administrative charges...................        (1,713)            (2,973)         (520)        (896)        (592)        (142)
Surrenders and forfeitures...............      (293,653)          (401,393)      (14,147)     (41,689)     (48,180)
Transfers between investment
  portfolios.............................     4,971,444          3,833,662       (94,768)    (205,365)     357,208      331,920
Net withdrawals due to policy loans......                             (506)       (1,455)      (1,766)      (1,312)
Withdrawals due to death benefits........                          (12,773)                    (2,245)     (27,242)
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase (decrease) in net assets
  derived from contract transactions.....     5,405,115          4,095,262           559      (63,072)     418,434      369,995
                                             ----------        -----------      --------    ---------    ----------    --------
Capital contribution from Providentmutual
  Life and Annuity Company of America....                                                                                25,000
                                             ----------        -----------      --------    ---------    ----------    --------
Total increase in net assets.............     5,717,089          5,070,699        53,917       59,629      452,415      408,652
NET ASSETS
  Beginning of year......................     3,601,347          5,130,507       721,721      935,110      981,512           --
                                             ----------        -----------      --------    ---------    ----------    --------
  End of year............................    $9,318,436        $10,201,206      $775,638    $ 994,739    $1,433,927    $408,652
                                             ==========        ===========      ========    =========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................    $ (2,380)    $  (7,041)    $ (1,391)    $  (4,844)    $   (420)     $  (41,145)
Net realized gain (loss) on investments.....       4,165        35,727      (66,885)     (258,421)     (15,225)        383,403
Net unrealized appreciation (depreciation)
  of investments during the year............     (10,309)      108,764      (18,132)     (126,431)       1,481          77,431
                                                --------     ----------    --------     ----------    --------      ----------
Net increase (decrease) in net assets from
  operations................................      (8,524)      137,450      (86,408)     (389,696)     (14,164)        419,689
                                                --------     ----------    --------     ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............      18,644       230,038      183,369       312,514       22,350         323,718
Administrative charges......................        (147)         (579)        (146)         (726)         (17)         (2,166)
Surrenders and forfeitures..................        (203)      (49,548)     (15,221)      (30,831)      (8,170)        (62,414)
Transfers between investment portfolios.....      38,690       441,152      180,407       542,570      254,756         868,441
Net withdrawals due to policy loans.........                                               (1,478)                      (4,334)
Withdrawals due to death benefits...........                   (12,220)
                                                --------     ----------    --------     ----------    --------      ----------
Net increase in net assets derived from
  contract transactions.....................      56,984       608,843      348,409       822,049      268,919       1,123,245
                                                --------     ----------    --------     ----------    --------      ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                 10,000        10,000       25,000
                                                --------     ----------    --------     ----------    --------      ----------
Total increase in net assets................      48,460       746,293      272,001       442,353      279,755       1,542,934
NET ASSETS
  Beginning of year.........................     161,139       923,361      156,819       931,951           --       2,239,590
                                                --------     ----------    --------     ----------    --------      ----------
  End of year...............................    $209,599     $1,669,654    $428,820     $1,374,304    $279,755      $3,782,524
                                                ========     ==========    ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                           MONEY                                  AGGRESSIVE
                                           GROWTH         MARKET          BOND        MANAGED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   231,616   $   1,070,282   $ 276,466    $   265,497   $   (59,766)   $  (116,372)
Net realized gain (loss) on
  investments..........................    3,430,041                     (15,685)       339,269       469,234      1,387,827
Net unrealized appreciation of
  investments during the year..........    3,128,313                     254,938      1,825,018     1,291,981         88,130
                                         -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets from
  operations...........................    6,789,970       1,070,282     515,719      2,429,784     1,701,449      1,359,585
                                         -----------   -------------   ----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........    2,088,885     130,399,881     551,478      1,148,358       850,433      1,255,853
Administrative charges.................      (17,605)         (7,663)     (3,214)        (7,746)       (6,581)       (11,877)
Surrenders and forfeitures.............   (1,365,373)     (3,060,448)   (279,782)      (621,704)     (484,756)    (1,100,295)
Transfers between investment
  portfolios...........................    5,570,307    (124,703,022)  2,062,898      1,923,797     1,707,222        787,778
Net withdrawals due to policy loans....       (5,569)         (2,194)       (406)          (963)       (5,084)        (2,337)
Withdrawals due to death benefits......      (60,690)        (66,875)    (40,881)       (41,895)      (78,959)       (99,780)
                                         -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets derived from
  contract transactions................    6,209,955       2,559,679   2,290,093      2,399,847     1,982,275        829,342
                                         -----------   -------------   ----------   -----------   -----------    -----------
Total increase in net assets...........   12,999,925       3,629,961   2,805,812      4,829,631     3,683,724      2,188,927
NET ASSETS
  Beginning of year....................   27,187,220      26,243,173   5,229,293     11,558,384     7,218,147     16,420,391
                                         -----------   -------------   ----------   -----------   -----------    -----------
  End of year..........................  $40,187,145   $  29,873,134   $8,035,105   $16,388,015   $10,901,871    $18,609,318
                                         ===========   =============   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                           FIDELITY      FIDELITY                                   FIDELITY
                                             HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                            INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   579,334   $   (23,343)  $  (459,452)   $ (10,239)   $   393,553    $  (273,703)
Net realized gain on investments........      290,009     5,128,306     2,640,756       26,647      2,218,250        907,824
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................    1,206,713     9,356,635     8,354,393       (2,729)     1,757,612      9,425,758
                                          -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets from
  operations............................    2,076,056    14,461,598    10,535,697       13,679      4,369,415     10,059,879
                                          -----------   -----------   -----------    ----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,280,526     4,268,560     4,338,146      158,943      1,519,377      5,358,511
Administrative charges..................       (7,533)      (35,464)      (39,051)        (395)       (13,984)       (20,920)
Surrenders and forfeitures..............     (747,010)   (2,452,358)   (1,961,173)     (10,628)    (1,204,262)    (1,030,109)
Transfers between investment
  portfolios............................    5,414,722    13,589,788     7,419,053    1,610,770      4,483,284     20,918,768
Net repayments (withdrawals) due to
  policy loans..........................      (33,050)      (33,934)      (14,356)                        975        (20,224)
Withdrawals due to death benefits.......      (17,041)     (632,965)     (421,777)        (113)      (123,325)      (147,455)
                                          -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets derived from
  contract transactions.................    5,890,614    14,703,627     9,320,842    1,758,577      4,662,065     25,058,571
                                          -----------   -----------   -----------    ----------   -----------    -----------
Total increase in net assets............    7,966,670    29,165,225    19,856,539    1,772,256      9,031,480     35,118,450
NET ASSETS
  Beginning of year.....................   10,477,722    49,735,738    45,020,726      159,089     21,122,323     23,271,511
                                          -----------   -----------   -----------    ----------   -----------    -----------
  End of year...........................  $18,444,392   $78,900,963   $64,877,265    $1,931,345   $30,153,803    $58,389,961
                                          ===========   ===========   ===========    ==========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                        FIDELITY
                                                                       INVESTMENT
                                                          FIDELITY       GRADE          OCC           OCC           OCC
                                                         CONTRAFUND       BOND        EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $  (226,894)  $   7,540    $  (106,315)  $  (132,776)  $  (243,966)
Net realized gain on investments.......................      655,572       1,806        796,084       683,587     3,034,796
Net unrealized appreciation of investments during the
  year.................................................    5,005,461      36,765      2,671,007     2,035,846     5,980,771
                                                         -----------   ----------   -----------   -----------   -----------
Net increase in net assets from operations.............    5,434,139      46,111      3,360,776     2,586,657     8,771,601
                                                         -----------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..........................    2,843,886      54,796      1,602,917     1,130,432     3,738,480
Administrative charges.................................      (16,030)       (195)        (8,166)       (9,057)      (26,367)
Surrenders and forfeitures.............................   (1,027,236)     (3,478)      (774,950)     (504,489)   (1,990,422)
Transfers between investment portfolios................   12,918,442     783,432      5,613,117     4,233,814     8,848,392
Net withdrawals due to policy loans....................      (13,879)                      (688)      (11,287)      (31,626)
Withdrawals due to death benefits......................                                (130,515)      (46,072)     (313,679)
                                                         -----------   ----------   -----------   -----------   -----------
Net increase in net assets derived from contract
  transactions.........................................   14,705,183     834,555      6,301,715     4,793,341    10,224,778
                                                         -----------   ----------   -----------   -----------   -----------
Total increase in net assets...........................   20,139,322     880,666      9,662,491     7,379,998    18,996,379
NET ASSETS
  Beginning of year....................................   17,135,935     170,704     10,821,995    10,778,200    38,321,624
                                                         -----------   ----------   -----------   -----------   -----------
  End of year..........................................  $37,275,257   $1,051,370   $20,484,486   $18,158,198   $57,318,003
                                                         ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                       SCUDDER                       DREYFUS       DREYFUS       DREYFUS
                                         SCUDDER       GROWTH         SCUDDER         ZERO         GROWTH       SOCIALLY
                                           BOND      AND INCOME    INTERNATIONAL   COUPON 2000   AND INCOME    RESPONSIBLE
                                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........  $ 298,360    $   78,639     $   (17,618)   $  212,746    $   (2,395)   $  (29,930)
Net realized gain on investments......     31,252       365,297         145,634        73,994     1,516,556       227,055
Net unrealized appreciation
  (depreciation) of investments during
  the year............................    150,547     1,696,758         313,641       (15,866)      543,377       567,606
                                        ----------   -----------    -----------    ----------    -----------   ----------
Net increase in net assets from
  operations..........................    480,159     2,140,694         441,657       270,874     2,057,538       764,731
                                        ----------   -----------    -----------    ----------    -----------   ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........    291,718     1,186,505       1,046,437       509,829     1,412,748       505,234
Administrative charges................     (3,726)       (4,669)         (4,407)       (2,535)      (11,090)       (2,482)
Surrenders and forfeitures............   (191,865)     (301,213)       (175,614)     (703,664)     (574,271)     (134,940)
Transfers between investment
  portfolios..........................  1,707,689     8,319,936       3,778,824       805,262     1,705,003     2,541,677
Net withdrawals due to policy loans...     (4,218)       (8,156)         (7,520)       (2,358)      (14,113)       (4,931)
Withdrawals due to death benefits.....    (22,128)      (65,835)        (10,135)       (5,854)      (76,105)       (1,793)
                                        ----------   -----------    -----------    ----------    -----------   ----------
Net increase in net assets derived
  from contract transactions..........  1,777,470     9,126,568       4,627,585       600,680     2,442,172     2,902,765
                                        ----------   -----------    -----------    ----------    -----------   ----------
Total increase in net assets..........  2,257,629    11,267,262       5,069,242       871,554     4,499,710     3,667,496
NET ASSETS
  Beginning of year...................  5,689,320     4,545,038       5,588,436     4,977,823    12,537,732     1,781,138
                                        ----------   -----------    -----------    ----------    -----------   ----------
  End of year.........................  $7,946,949   $15,812,300    $10,657,678    $5,849,377    $17,037,442   $5,448,634
                                        ==========   ===========    ===========    ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                FEDERATED
                                                FUND FOR                         NEUBERGER    NEUBERGER     NEUBERGER &
                                             U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    BERMAN LIMITED
                                              SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............      $   51,799        $   27,148       $ (2,356)    $ (7,191)      $  7,707
Net realized gain (loss) on
  investments............................          (1,435)          108,561          7,618       34,742            520
Net unrealized appreciation of
  investments during the year............         132,431           751,192         35,334       75,929         21,333
                                               ----------        ----------       --------     --------       --------
Net increase in net assets from
  operations.............................         182,795           886,901         40,596      103,480         29,560
                                               ----------        ----------       --------     --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............         208,631           521,063         22,838       80,259         68,951
Administrative charges...................          (1,031)           (1,719)           (65)        (252)           (98)
Surrenders and forfeitures...............         (62,558)          (89,033)       (10,471)      (1,022)        (1,686)
Transfers between investment
  portfolios.............................       1,295,645         1,039,150        600,636      619,422        783,333
Net withdrawals due to policy loans......                              (324)
Withdrawals due to death benefits........          (4,837)           (5,282)
                                               ----------        ----------       --------     --------       --------
Net increase in net assets derived from
  contract transactions..................       1,435,850         1,463,855        612,938      698,407        850,500
                                               ----------        ----------       --------     --------       --------
Total increase in net assets.............       1,618,645         2,350,756        653,534      801,887        880,060
NET ASSETS
  Beginning of year......................       1,982,702         2,779,751         68,187      133,223        101,452
                                               ----------        ----------       --------     --------       --------
  End of year............................      $3,601,347        $5,130,507       $721,721     $935,110       $981,512
                                               ==========        ==========       ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                        AMERICAN                   VAN ECK      VAN ECK         ALGER
                                                       CENTURY VP     VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                        CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                                      APPRECIATION      BOND        ASSETS      MARKETS     CAPITALIZATION
                                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)..........................    $ (1,534)     $ (2,124)    $    200    $  (6,889)     $  (18,151)
Net realized gain (loss) on investments.............        (471)          150          662       11,001          46,098
Net unrealized appreciation (depreciation) of
  investments during the year.......................      (4,139)       24,146       (9,908)    (250,868)        121,237
                                                        --------      --------     --------    ----------     ----------
Net increase (decrease) in net assets from
  operations........................................      (6,144)       22,172       (9,046)    (246,756)        149,184
                                                        --------      --------     --------    ----------     ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.......................      17,286        80,140        7,900      143,354         180,116
Administrative charges..............................         (92)          (96)         (42)        (148)           (595)
Surrenders and forfeitures..........................        (345)       (3,711)                   (4,908)         (5,167)
Transfers between investment portfolios.............      67,816       707,353      115,282      943,837       1,434,196
                                                        --------      --------     --------    ----------     ----------
Net increase in net assets derived from contract
  transactions......................................      84,665       783,686      123,140    1,082,135       1,608,550
                                                        --------      --------     --------    ----------     ----------
Total increase in net assets........................      78,521       805,858      114,094      835,379       1,757,734
NET ASSETS
  Beginning of year.................................      82,618       117,503       42,725       96,572         481,856
                                                        --------      --------     --------    ----------     ----------
  End of year.......................................    $161,139      $923,361     $156,819    $ 931,951      $2,239,590
                                                        ========      ========     ========    ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, Providentmutual redomesticated to the State of Delaware. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-nine Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000 and Dreyfus Growth and Income Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II (formerly Federated U.S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series); the Neuberger & Berman Balanced, Neuberger & Berman Growth, Neuberger & Berman Limited Maturity Bond and Neuberger & Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly TCI Growth) Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Worldwide Gold and Natural Resources), Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) and the Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Providentmutual. Under the provisions of the Contracts, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

  Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1998, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                            SHARES       COST      MARKET VALUE
-----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio......................................   2,542,983  $40,978,152   $47,858,933
  Money Market Portfolio................................  40,359,766  $40,359,766   $40,359,766
  Bond Portfolio........................................   1,355,004  $14,701,793   $15,203,142
  Managed Portfolio.....................................   1,098,974  $16,118,757   $19,429,859
  Aggressive Growth Portfolio...........................     569,831  $10,641,731   $12,484,988
  International Portfolio...............................   1,422,239  $17,938,428   $19,698,014
  All Pro Large Cap Growth Portfolio....................     195,134   $1,951,209    $2,296,724
  All Pro Large Cap Value Portfolio.....................     210,525   $1,926,722    $2,084,201
  All Pro Small Cap Growth Portfolio....................     170,247   $1,477,331    $1,668,424
  All Pro Small Cap Value Portfolio.....................     159,355   $1,279,594    $1,314,681
Variable Insurance Products Fund:
  High Income Portfolio.................................   1,902,978  $23,263,899   $21,941,333
  Equity-Income Portfolio...............................   3,776,355  $77,591,968   $95,994,948
  Growth Portfolio......................................   2,268,137  $72,271,611  $101,771,312
  Overseas Portfolio....................................     172,534   $3,386,592    $3,459,303
Variable Insurance Products Fund II:
  Asset Manager Portfolio...............................   2,293,724  $36,155,092   $41,654,028
  Index 500 Portfolio...................................     706,050  $73,340,751   $99,729,620
  Contrafund Portfolio..................................   2,427,618  $43,282,153   $59,330,973
  Investment Grade Bond Portfolio.......................     195,223   $2,419,482    $2,530,093
OCC Accumulation Trust:
  Equity Portfolio......................................     607,084  $20,010,763   $23,494,162
  Small Cap Portfolio...................................     717,730  $15,917,805   $16,579,552
  Managed Portfolio.....................................   1,371,743  $47,260,563   $60,000,044
Scudder Variable Life Investment Fund:
  Bond Portfolio........................................   1,579,674  $10,698,468   $10,868,157
  Growth and Income Portfolio...........................   1,943,219  $21,243,672   $21,802,912
  International Portfolio...............................     997,618  $13,523,770   $14,525,316

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                             SHARES      COST      MARKET VALUE
-----------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio...............................  596,064   $7,352,507   $7,450,796
  Growth and Income Portfolio..............................  867,906  $18,030,213  $19,640,705
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio...........................  354,253   $9,263,673  $11,010,184
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.........  835,734   $8,937,438   $9,318,436
  Utility Fund II Portfolio................................  668,055   $8,793,615  $10,201,206
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio.......................................   47,469     $784,421     $775,638
  Growth Portfolio.........................................   37,837   $1,019,045     $994,739
  Limited Maturity Bond Portfolio..........................  103,757   $1,423,683   $1,433,927
  Partners Portfolio.......................................   21,588     $391,823     $408,652
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation Portfolio.......   23,237     $226,004     $209,599
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.........................  135,965   $1,535,559   $1,669,654
  Van Eck Worldwide Hard Assets Portfolio..................   46,611     $455,294     $428,820
  Van Eck Worldwide Emerging Markets Portfolio.............  193,020   $1,748,577   $1,374,304
  Van Eck Worldwide Real Estate Portfolio..................   29,324     $278,274     $279,755
Alger American Fund:
  Alger American Small Capitalization Portfolio............   86,025   $3,578,203   $3,782,524

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 1998, 1997 and 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     GROWTH PORTFOLIO                        MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                             1998          1997          1996          1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased........................      346,424       388,406      353,660     70,268,727     49,458,951     48,257,103
Shares received from reinvestment of:
  Dividends.............................       39,380        39,547       38,004      1,900,929      1,340,251      1,086,441
  Capital gain distributions............      324,556       197,982       56,193
                                          -----------   -----------   ----------   ------------   ------------   ------------
Total shares acquired...................      710,360       625,935      447,857     72,169,656     50,799,202     49,343,544
Total shares redeemed...................     (232,492)      (62,876)     (65,428)   (61,368,156)   (47,463,144)   (38,849,836)
                                          -----------   -----------   ----------   ------------   ------------   ------------
Net increase in shares owned............      477,868       563,059      382,429     10,801,500      3,336,058     10,493,708
Shares owned, beginning of year.........    2,065,115     1,502,056    1,119,627     29,558,266     26,222,208     15,728,500
                                          -----------   -----------   ----------   ------------   ------------   ------------
Shares owned, end of year...............    2,542,983     2,065,115    1,502,056     40,359,766     29,558,266     26,222,208
                                          ===========   ===========   ==========   ============   ============   ============
Cost of shares acquired.................  $12,151,370   $10,722,252   $7,269,012   $ 72,169,656   $ 50,799,202   $ 49,343,544
                                          ===========   ===========   ==========   ============   ============   ============
Cost of shares redeemed.................  $ 3,234,814   $   850,640   $  883,404   $ 61,368,156   $ 47,463,144   $ 38,849,836
                                          ===========   ===========   ==========   ============   ============   ============

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                             BOND PORTFOLIO                       MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     705,303      299,562      176,063      185,440      239,027      217,165
Shares received from reinvestment of:
  Dividends.....................................      51,084       26,180       23,197       33,989       29,247       25,583
  Capital gain distributions....................         113                                 49,259        6,347       26,337
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     756,500      325,742      199,260      268,688      274,621      269,085
Total shares redeemed...........................    (133,291)     (84,040)     (41,198)    (130,324)    (101,367)     (94,568)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     623,209      241,702      158,062      138,364      173,254      174,517
Shares owned, beginning of year.................     731,795      490,093      332,031      960,610      787,356      612,839
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................   1,355,004      731,795      490,093    1,098,974      960,610      787,356
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $8,359,990   $3,458,106   $2,101,906   $4,468,360   $4,306,753   $3,730,420
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,351,371   $  907,232   $  460,127   $1,596,263   $1,302,140   $1,258,679
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH PORTFOLIO              INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     114,384      176,404      143,742      149,636      229,002      338,046
Shares received from reinvestment of:
  Dividends.....................................       4,364        3,772        2,905       10,431       11,165       11,412
  Capital gain distributions....................      41,664          748       29,259      101,929       87,406       46,267
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     160,412      180,924      175,906      261,996      327,573      395,725
Total shares redeemed...........................     (81,878)     (79,376)     (23,509)    (207,084)    (184,734)     (80,224)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................      78,534      101,548      152,397       54,912      142,839      315,501
Shares owned, beginning of year.................     491,297      389,749      237,352    1,367,327    1,224,488      908,987
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     569,831      491,297      389,749    1,422,239    1,367,327    1,224,488
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $3,283,291   $3,564,490   $2,907,441   $3,473,346   $4,278,967   $4,989,324
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,306,200   $1,172,747   $  355,445   $2,480,687   $2,178,170   $  953,471
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                                LARGE        LARGE        SMALL        SMALL
                                                                 CAP          CAP          CAP          CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                                                 1998         1998         1998         1998
---------------------------------------------------------------------------------------------------------------
Shares purchased............................................     213,913      249,960      192,921      176,132
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                              ----------   ----------   ----------   ----------
Total shares acquired.......................................     213,913      249,960      192,921      176,132
Total shares redeemed.......................................     (18,779)     (39,435)     (22,674)     (16,777)
                                                              ----------   ----------   ----------   ----------
Net increase in shares owned................................     195,134      210,525      170,247      159,355
Shares owned, beginning of year.............................
                                                              ----------   ----------   ----------   ----------
Shares owned, end of year...................................     195,134      210,525      170,247      159,355
                                                              ==========   ==========   ==========   ==========
Cost of shares acquired.....................................  $2,139,394   $2,312,547   $1,703,306   $1,436,512
                                                              ==========   ==========   ==========   ==========
Cost of shares redeemed.....................................  $  188,185   $  385,825   $  225,975   $  156,918
                                                              ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                   EQUITY-INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                  1998         1997         1996         1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     619,153      556,624      497,171       644,882       738,222       948,858
Shares received from reinvestment of:
  Dividends..................................     106,389       65,635       31,527        48,036        43,550         2,439
  Capital gain distributions.................      67,602        8,112        6,168       170,951       218,961        69,930
                                               ----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired........................     793,144      630,371      534,866       863,869     1,000,733     1,021,227
Total shares redeemed........................    (248,369)    (109,047)     (53,745)     (337,142)     (116,095)      (72,484)
                                               ----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned.................     544,775      521,324      481,121       526,727       884,638       948,743
Shares owned, beginning of year..............   1,358,203      836,879      355,758     3,249,628     2,364,990     1,416,247
                                               ----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year....................   1,902,978    1,358,203      836,879     3,776,355     3,249,628     2,364,990
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired......................  $9,653,161   $7,933,056   $6,332,243   $20,896,968   $21,544,493   $19,840,748
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed......................  $2,838,887   $1,173,099   $  581,561   $ 5,134,531   $ 1,735,903   $ 1,117,224
                                               ==========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                            GROWTH PORTFOLIO                       OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998          1997          1996          1998         1997        1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      469,280       353,805       625,760       97,693       97,803      9,008
Shares received from reinvestment of:
  Dividends....................................        9,986         9,845         2,459        2,178          229
  Capital gain distributions...................      261,224        44,069        62,080        6,419          908
                                                 -----------   -----------   -----------   ----------   ----------   --------
Total shares acquired..........................      740,490       407,719       690,299      106,290       98,940      9,008
Total shares redeemed..........................     (221,066)     (104,758)      (27,427)     (34,347)      (6,793)      (564)
                                                 -----------   -----------   -----------   ----------   ----------   --------
Net increase in shares owned...................      519,424       302,961       662,872       71,943       92,147      8,444
Shares owned, beginning of year................    1,748,713     1,445,752       782,880      100,591        8,444
                                                 -----------   -----------   -----------   ----------   ----------   --------
Shares owned, end of year......................    2,268,137     1,748,713     1,445,752      172,534      100,591      8,444
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares acquired........................  $26,910,064   $13,852,376   $20,153,196   $2,078,757   $1,896,772   $162,451
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares redeemed........................  $ 4,554,887   $ 2,350,230   $   641,881   $  619,562   $  121,787   $ 10,039
                                                 ===========   ===========   ===========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     ASSET MANAGER PORTFOLIO                    INDEX 500 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 1998          1997         1996         1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................      548,871      387,965      278,005       240,834       245,745       166,250
Shares received from reinvestment of:
  Dividends.................................       60,098       48,526       39,874         6,162         3,170         1,306
  Capital gain distributions................      180,294      121,726       32,878        14,271         6,432         3,358
                                              -----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired.......................      789,263      558,217      350,757       261,267       255,347       170,914
Total shares redeemed.......................     (169,820)    (131,563)    (146,266)      (65,663)       (5,997)       (5,528)
                                              -----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned................      619,443      426,654      204,491       195,604       249,350       165,386
Shares owned, beginning of year.............    1,674,281    1,247,627    1,043,136       510,446       261,096        95,710
                                              -----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year...................    2,293,724    1,674,281    1,247,627       706,050       510,446       261,096
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired.....................  $13,130,066   $9,113,810   $5,494,521   $32,318,011   $26,020,287   $13,621,230
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed.....................  $ 2,379,351   $1,839,942   $2,124,398   $ 4,219,384   $   327,595   $   311,911
                                              ===========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------------
                                                                CONTRAFUND                          INVESTMENT GRADE
                                                                 PORTFOLIO                           BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                     1998          1997          1996          1998        1997       1996
----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................      677,429       846,924       724,270      132,732     71,947     14,613
Shares received from reinvestment of:
  Dividends.....................................       13,711         9,341                      4,363      1,225
  Capital gain distributions....................      100,874        24,687         3,706          518
                                                  -----------   -----------   -----------   ----------   --------   --------
Total shares acquired...........................      792,014       880,952       727,976      137,613     73,172     14,613
Total shares redeemed...........................     (233,767)      (46,360)      (22,255)     (26,098)    (3,410)      (667)
                                                  -----------   -----------   -----------   ----------   --------   --------
Net increase in shares owned....................      558,247       834,592       705,721      111,515     69,762     13,946
Shares owned, beginning of year.................    1,869,371     1,034,779       329,058       83,708     13,946
                                                  -----------   -----------   -----------   ----------   --------   --------
Shares owned, end of year.......................    2,427,618     1,869,371     1,034,779      195,223     83,708     13,946
                                                  ===========   ===========   ===========   ==========   ========   ========
Cost of shares acquired.........................  $16,415,814   $15,732,802   $10,770,383   $1,720,207   $883,549   $173,988
                                                  ===========   ===========   ===========   ==========   ========   ========
Cost of shares redeemed.........................  $ 3,186,970   $   598,941   $   266,200   $  310,931   $ 39,648   $  7,683
                                                  ===========   ===========   ===========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                            OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY PORTFOLIO                     SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     185,832      214,672      162,103      125,732      220,838      162,087
Shares received from reinvestment of:
  Dividends.....................................       5,869        3,476        2,142        2,202        3,052        4,346
  Capital gain distributions....................      25,328       12,375        4,293       24,038       21,523       11,176
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     217,029      230,523      168,538      151,972      245,413      177,609
Total shares redeemed...........................    (170,856)     (29,505)     (14,069)    (122,835)     (33,520)     (30,188)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................      46,173      201,018      154,469       29,137      211,893      147,421
Shares owned, beginning of year.................     560,911      359,893      205,424      688,593      476,700      329,279
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     607,084      560,911      359,893      717,730      688,593      476,700
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $8,123,629   $7,519,820   $4,592,764   $3,833,541   $5,908,364   $3,646,820
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $3,697,900   $  528,336   $  250,929   $2,067,904   $  564,212   $  529,972
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------
                                                                        MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                                 1998         1997          1996
----------------------------------------------------------------------------------------------------
Shares purchased............................................     167,464       333,304       413,755
Shares received from reinvestment of:
  Dividends.................................................      10,214        12,218         9,660
  Capital gain distributions................................      40,795        37,524         6,160
                                                              ----------   -----------   -----------
Total shares acquired.......................................     218,473       383,046       429,575
Total shares redeemed.......................................    (199,208)      (88,884)      (29,711)
                                                              ----------   -----------   -----------
Net increase in shares owned................................      19,265       294,162       399,864
Shares owned, beginning of year.............................   1,352,478     1,058,316       658,452
                                                              ----------   -----------   -----------
Shares owned, end of year...................................   1,371,743     1,352,478     1,058,316
                                                              ==========   ===========   ===========
Cost of shares acquired.....................................  $9,544,488   $14,890,450   $13,972,601
                                                              ==========   ===========   ===========
Cost of shares redeemed.....................................  $4,217,378   $ 1,874,842   $   630,417
                                                              ==========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                            BOND PORTFOLIO                   GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998         1997         1996         1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     540,773      385,038      367,411       793,097      901,830      420,073
Shares received from reinvestment of:
  Dividends....................................      77,487       58,342       58,022        40,016       20,474        6,977
  Capital gain distributions...................       4,482        2,585                    108,036       22,214        1,768
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired..........................     622,742      445,965      425,433       941,149      944,518      428,818
Total shares redeemed..........................    (199,829)    (134,571)     (86,886)     (375,308)     (52,203)     (19,789)
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned...................     422,913      311,394      338,547       565,841      892,315      409,029
Shares owned, beginning of year................   1,156,761      845,367      506,820     1,377,378      485,063       76,034
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year......................   1,579,674    1,156,761      845,367     1,943,219    1,377,378      485,063
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired........................  $4,262,079   $2,995,282   $2,843,858   $10,744,256   $9,963,127   $3,671,539
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed........................  $1,328,541   $  888,200   $  589,564   $ 3,167,047   $  392,623   $  139,882
                                                 ==========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                            SCUDDER VARIABLE                       DREYFUS VARIABLE
                                                          LIFE INVESTMENT FUND                     INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                        INTERNATIONAL PORTFOLIO               ZERO COUPON 2000 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     243,337      362,848      367,511      160,739      178,897      228,907
Shares received from reinvestment of:
  Dividends.....................................      15,137        7,622        2,055       27,581       21,457       18,860
  Capital gain distributions....................      99,556        3,992                                               1,345
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     358,030      374,462      369,566      188,320      200,354      249,112
Total shares redeemed...........................    (115,740)     (40,903)      (2,168)     (67,815)    (129,825)     (66,959)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     242,290      333,559      367,398      120,505       70,529      182,153
Shares owned, beginning of year.................     755,328      421,769       54,371      475,559      405,030      222,877
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     997,618      755,328      421,769      596,064      475,559      405,030
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $4,962,915   $5,230,236   $4,599,283   $2,357,097   $2,451,313   $3,073,171
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,400,980   $  474,635   $   24,108   $  858,337   $1,563,893   $  791,662
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                           DREYFUS VARIABLE                  DREYFUS SOCIALLY RESPONSIBLE
                                                            INVESTMENT FUND                       GROWTH FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                      GROWTH AND INCOME PORTFOLIO           SOCIALLY RESPONSIBLE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998         1997         1996          1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     164,633      277,054       477,085      189,664      135,060       81,633
Shares received from reinvestment of:
  Dividends....................................       8,039       10,424         6,707          551          788          186
  Capital gain distributions...................      14,052       59,160        65,140       12,862        6,135        3,323
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Total shares acquired..........................     186,724      346,638       548,932      203,077      141,983       85,142
Total shares redeemed..........................    (138,714)    (168,058)      (34,778)     (67,031)     (12,434)      (5,663)
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Net increase in shares owned...................      48,010      178,580       514,154      136,046      129,549       79,479
Shares owned, beginning of year................     819,896      641,316       127,162      218,207       88,658        9,179
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Shares owned, end of year......................     867,906      819,896       641,316      354,253      218,207       88,658
                                                 ==========   ==========   ===========   ==========   ==========   ==========
Cost of shares acquired........................  $3,998,110   $7,078,888   $11,274,699   $5,748,444   $3,325,662   $1,653,499
                                                 ==========   ==========   ===========   ==========   ==========   ==========
Cost of shares redeemed........................  $2,869,687   $3,122,555   $   583,074   $1,300,009   $  225,772   $   92,804
                                                 ==========   ==========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------
                                                        FUND FOR U.S. GOVERNMENT
                                                        SECURITIES II PORTFOLIO               UTILITY FUND II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     569,802      187,156      155,414      352,245      140,162      189,045
Shares received from reinvestment of:
  Dividends.....................................       6,466        8,648        7,430        3,744        6,422        5,693
  Capital gain distributions....................         286                       332       22,863        5,679          525
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     576,554      195,804      163,176      378,852      152,263      195,263
Total shares redeemed...........................     (82,504)     (50,622)     (14,996)     (69,825)     (28,608)     (18,587)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     494,050      145,182      148,180      309,027      123,655      176,676
Shares owned, beginning of year.................     341,684      196,502       48,322      359,028      235,373       58,697
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     835,734      341,684      196,502      668,055      359,028      235,373
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $6,298,311   $2,003,403   $1,637,184   $5,378,724   $1,905,479   $2,157,050
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $  823,154   $  517,189   $  150,038   $  773,585   $  305,915   $  187,545
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             NEUBERGER & BERMAN ADVISERS
                                                                                   MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 BALANCED PORTFOLIO                GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                              1998       1997      1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................................    20,340     37,500     4,283     15,238     26,907      5,195
Shares received from reinvestment of:
  Dividends...............................................     1,208        114
  Capital gain distributions..............................     8,487        294               11,970        871
                                                            --------   --------   -------   --------   --------   --------
Total shares acquired.....................................    30,035     37,908     4,283     27,208     27,778      5,195
Total shares redeemed.....................................   (23,112)    (1,645)             (19,990)    (2,327)       (27)
                                                            --------   --------   -------   --------   --------   --------
Net increase in shares owned..............................     6,923     36,263     4,283      7,218     25,451      5,168
Shares owned, beginning of year...........................    40,546      4,283               30,619      5,168
                                                            --------   --------   -------   --------   --------   --------
Shares owned, end of year.................................    47,469     40,546     4,283     37,837     30,619      5,168
                                                            ========   ========   =======   ========   ========   ========
Cost of shares acquired...................................  $475,889   $643,054   $66,858   $696,912   $781,196   $126,671
                                                            ========   ========   =======   ========   ========   ========
Cost of shares redeemed...................................  $376,517   $ 24,854   $     9   $529,836   $ 55,238   $    660
                                                            ========   ========   =======   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     NEUBERGER & BERMAN ADVISERS
                                                                           MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------
                                                                     LIMITED MATURITY          PARTNERS
                                                                      BOND PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------
                                                                1998       1997       1996       1998
--------------------------------------------------------------------------------------------------------
Shares purchased............................................    60,226     62,507     11,388     22,371
Shares received from reinvestment of:
  Dividends.................................................     4,767      1,137
  Capital gain distributions................................
                                                              --------   --------   --------   --------
Total shares acquired.......................................    64,993     63,644     11,388     22,371
Total shares redeemed.......................................   (30,748)    (1,353)    (4,167)      (783)
                                                              --------   --------   --------   --------
Net increase in shares owned................................    34,245     62,291      7,221     21,588
Shares owned, beginning of year.............................    69,512      7,221
                                                              --------   --------   --------   --------
Shares owned, end of year...................................   103,757     69,512      7,221     21,588
                                                              ========   ========   ========   ========
Cost of shares acquired.....................................  $888,322   $877,259   $157,410   $407,672
                                                              ========   ========   ========   ========
Cost of shares redeemed.....................................  $424,355   $ 18,532   $ 56,421   $ 15,849
                                                              ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                   AMERICAN CENTURY               VAN ECK WORLDWIDE
                                                              VARIABLE PORTFOLIOS, INC.            INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 AMERICAN CENTURY VP
                                                                 CAPITAL APPRECIATION             VAN ECK WORLDWIDE
                                                                      PORTFOLIO                     BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                              1998       1997      1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................................    8,123     11,508     8,077     80,971     75,793     15,517
Shares received from reinvestment of:
  Dividends................................................                                      786        468
  Capital gain distributions...............................      961        266
                                                             -------   --------   -------   --------   --------   --------
Total shares acquired......................................    9,084     11,774     8,077     81,757     76,261     15,517
Total shares redeemed......................................   (2,494)    (3,195)       (9)   (29,810)    (2,829)    (4,931)
                                                             -------   --------   -------   --------   --------   --------
Net increase in shares owned...............................    6,590      8,579     8,068     51,947     73,432     10,586
Shares owned, beginning of year............................   16,647      8,068               84,018     10,586
                                                             -------   --------   -------   --------   --------   --------
Shares owned, end of year..................................   23,237     16,647     8,068    135,965     84,018     10,586
                                                             =======   ========   =======   ========   ========   ========
Cost of shares acquired....................................  $85,444   $116,229   $84,678   $955,676   $812,049   $168,730
                                                             =======   ========   =======   ========   ========   ========
Cost of shares redeemed....................................  $26,675   $ 33,569   $   103   $318,147   $ 30,337   $ 52,412
                                                             =======   ========   =======   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    VAN ECK
                                                                                                                   WORLDWIDE
                                                    VAN ECK WORLDWIDE                 VAN ECK WORLDWIDE           REAL ESTATE
                                                  HARD ASSETS PORTFOLIO          EMERGING MARKETS PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                1998       1997      1996        1998         1997       1996        1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................    51,095      7,648     2,662      147,436       87,201     7,735      39,722
Shares received from reinvestment of:
  Dividends.................................        71         73                    854           38
  Capital gain distributions................     1,740         54                    759
                                              --------   --------   -------   ----------   ----------   -------    --------
Total shares acquired.......................    52,906      7,775     2,662      149,049       87,239     7,735      39,722
Total shares redeemed.......................   (16,271)      (354)     (107)     (40,752)     (10,248)       (3)    (10,398)
                                              --------   --------   -------   ----------   ----------   -------    --------
Net increase in shares owned................    36,635      7,421     2,555      108,297       76,991     7,732      29,324
Shares owned, beginning of year.............     9,976      2,555                 84,723        7,732
                                              --------   --------   -------   ----------   ----------   -------    --------
Shares owned, end of year...................    46,611      9,976     2,555      193,020       84,723     7,732      29,324
                                              ========   ========   =======   ==========   ==========   =======    ========
Cost of shares acquired.....................  $536,561   $129,621   $42,864   $1,157,713   $1,212,177   $93,586    $390,669
                                              ========   ========   =======   ==========   ==========   =======    ========
Cost of shares redeemed.....................  $246,428   $  5,619   $ 1,705   $  588,929   $  125,930   $    40    $112,395
                                              ========   ========   =======   ==========   ==========   =======    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------
                                                                        ALGER AMERICAN
                                                                     SMALL CAPITALIZATION
                                                                          PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                 1998         1997        1996
------------------------------------------------------------------------------------------------
Shares purchased............................................      37,437       40,894     11,790
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................       9,723        1,128
                                                              ----------   ----------   --------
Total shares acquired.......................................      47,160       42,022     11,790
Total shares redeemed.......................................     (12,326)      (2,609)       (12)
                                                              ----------   ----------   --------
Net increase in shares owned................................      34,834       39,413     11,778
Shares owned, beginning of year.............................      51,191       11,778
                                                              ----------   ----------   --------
Shares owned, end of year...................................      86,025       51,191     11,778
                                                              ==========   ==========   ========
Cost of shares acquired.....................................  $1,968,028   $1,740,549   $476,692
                                                              ==========   ==========   ========
Cost of shares redeemed.....................................  $  502,525   $  104,052   $    489
                                                              ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Providentmutual makes certain deductions from premiums before amounts are allocated to each separate account selected by the contractholder. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original contract documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years for Market Street VIP and Market Street VIP/2 contracts and seven full years for an Options VIP contract, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For Options VIP contracts, the 10% is cumulative if unused.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 and Options VIP contracts, Providentmutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 and Options VIP contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1998 and 1997.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractholder will receive a refund equal to the contract account value plus certain deductions made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 and Options VIP contracts. Providentmutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                      (This page intentionally left blank)

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity
Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, equity, and cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 5, 1999

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1998          1997
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 1998 -- $352,107;
       1997 -- $311,637)....................................  $  359,442    $  320,363
     Held to maturity, at amortized cost (market:
      1998 -- $57,419; 1997 -- $65,305).....................      54,671        62,753
  Equity securities, at market (cost: 1998 -- $1,278;
     1997 -- $1,714)........................................       1,360         1,776
  Mortgage loans............................................      58,907        46,871
  Real estate...............................................         484         2,494
  Policy loans and premium notes............................       8,454         6,725
  Other invested assets.....................................          88           302
  Short-term investments....................................       7,151           552
                                                              ----------    ----------
          Total investments.................................     490,557       441,836
                                                              ----------    ----------
Cash........................................................       3,107         1,063
Investment income due and accrued...........................       7,304         7,046
Deferred policy acquisition costs...........................     104,913        83,291
Reinsurance recoverable.....................................       3,054        74,674
Separate account assets.....................................     880,417       627,081
Other assets................................................       1,312         1,342
                                                              ----------    ----------
          Total assets......................................  $1,490,664    $1,236,333
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  510,560    $  516,591
  Other policy obligations..................................       8,246         8,147
                                                              ----------    ----------
          Total policy liabilities..........................     518,806       524,738
                                                              ----------    ----------
Payable to parent...........................................          --         1,837
Federal income taxes payable:
  Current...................................................       6,281         3,928
  Deferred..................................................       2,474         2,363
Separate account liabilities................................     877,713       624,872
Other liabilities...........................................       8,124         8,506
                                                              ----------    ----------
          Total liabilities.................................   1,413,398     1,166,244
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 9
EQUITY
Common stock, $10 par value; authorized 500,000 shares;
  issued and outstanding 250,000 shares.....................       2,500         2,500
Contributed capital in excess of par........................      44,165        44,165
Retained earnings...........................................      28,346        20,565
Accumulated other comprehensive income:
  Net unrealized appreciation on securities.................       2,255         2,859
                                                              ----------    ----------
          Total equity......................................      77,266        70,089
                                                              ----------    ----------
          Total liabilities and equity......................  $1,490,664    $1,236,333
                                                              ==========    ==========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1998       1997       1996
                                                              -------    -------    -------
REVENUES
Premiums....................................................  $13,269    $13,904    $13,541
Policy and contract charges.................................   18,239     11,729      6,068
Net investment income.......................................   35,262     32,314     32,213
Other income................................................    2,705      4,815      2,994
Net realized gains on investments...........................    2,010         69        112
                                                              -------    -------    -------
          Total revenues....................................   71,485     62,831     54,928
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   13,884     15,606     12,861
Change in future policyholder benefits......................   24,791     19,254     24,092
Commissions and operating expenses..........................   19,859     15,271      8,564
Policyholder dividends......................................      958        773        541
                                                              -------    -------    -------
          Total benefits and expenses.......................   59,492     50,904     46,058
                                                              -------    -------    -------
          Income before income taxes........................   11,993     11,927      8,870
Income tax expense:
  Current...................................................    3,776      2,470      2,612
  Deferred..................................................      436      1,979        988
                                                              -------    -------    -------
          Total income tax expense..........................    4,212      4,449      3,600
                                                              -------    -------    -------
          Net income........................................  $ 7,781    $ 7,478    $ 5,270
                                                              =======    =======    =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN THOUSANDS)

                                                            CONTRIBUTED                     NET
                                        COMMON                CAPITAL                   UNREALIZED
                                        STOCK     COMMON     IN EXCESS     RETAINED    APPRECIATION      TOTAL
                                        SHARES    STOCK       OF PAR       EARNINGS    ON SECURITIES    EQUITY
                                        ------    ------    -----------    --------    -------------    -------
BALANCE AT JANUARY 1, 1996............  2,500     $2,500      $29,665      $ 7,817        $ 2,754       $42,736
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        5,270             --         5,270
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --         (1,857)       (1,857)
                                                                                                        -------
Total comprehensive income............                                                                    3,413
  Capital contribution from parent....     --        --         8,000           --             --         8,000
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1996..........  2,500     2,500        37,665       13,087            897        54,149
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        7,478             --         7,478
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --          1,962         1,962
                                                                                                        -------
Total comprehensive income............                                                                    9,440
  Capital contribution from parent....     --        --         6,500           --             --         6,500
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1997..........  2,500     2,500        44,165       20,565          2,859        70,089
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        7,781             --         7,781
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --           (604)         (604)
                                                                                                        -------
Total comprehensive income............                                                                    7,177
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1998..........  2,500     $2,500      $44,165      $28,346        $ 2,255       $77,266
                                        =====     ======      =======      =======        =======       =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                   YEARS ENDED DECEMBER 31,
                                                              -----------------------------------
                                                                1998         1997         1996
                                                              ---------    ---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   7,781    $   7,478    $   5,270
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     21,927       15,076       19,684
  Amortization of deferred policy acquisition costs.........     14,804        9,445        5,433
  Capitalization of deferred policy acquisition costs.......    (35,985)     (31,404)     (25,182)
  Deferred Federal income taxes.............................        436        1,979          988
  Depreciation, amortization and accretion..................        372          625          798
  Net realized gains on investments.........................     (2,010)         (69)        (112)
  Change in investment income due and accrued...............       (258)        (437)          66
  Change in reinsurance recoverable.........................     71,620        5,672          772
  Change in policy liabilities and other policyholder
    funds...................................................    (77,582)     (12,255)      (2,124)
  Change in other liabilities...............................       (382)         431         (210)
  Change in current Federal income taxes payable............      2,353         (809)        (928)
  Other, net................................................     (2,236)      (2,676)       3,756
                                                              ---------    ---------    ---------
    Net cash provided by (used in) operating activities.....        840       (6,944)       8,211
                                                              ---------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     21,681       21,382        6,956
  Equity securities.........................................        370          100          200
  Real estate...............................................      5,324          772           --
  Other invested assets.....................................        248          333          158
Proceeds from maturities of investments:
  Held to maturity securities...............................     10,128       19,184       17,323
  Available for sale securities.............................     56,894       28,439       21,467
  Mortgage loans............................................      4,436        2,599        7,873
Purchases of investments:
  Held to maturity securities...............................     (2,000)      (2,029)     (15,887)
  Available for sale securities.............................   (119,639)     (72,520)     (38,542)
  Equity securities.........................................       (207)        (609)        (157)
  Mortgage loans............................................    (17,166)      (7,179)     (11,342)
  Real estate...............................................       (195)         (99)         (36)
  Other invested assets.....................................         --         (302)          --
Contributions of separate account seed money................       (330)          --         (335)
Withdrawals of separate account seed money..................        265           --           --
Policy loans and premium notes, net.........................     (1,729)        (373)        (906)
Net (purchases) sales of short-term investments.............     (6,599)       7,901        4,203
                                                              ---------    ---------    ---------
    Net cash used in investing activities...................    (48,519)      (2,401)      (9,025)
                                                              ---------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    302,071      232,307      185,984
Variable universal life and investment product
  withdrawals...............................................   (252,348)    (228,871)    (192,698)
Capital contribution from parent............................         --        6,500        8,000
                                                              ---------    ---------    ---------
    Net cash provided by financing activities...............     49,723        9,936        1,286
                                                              ---------    ---------    ---------
    Net change in cash......................................      2,044          591          472
Cash, beginning of year.....................................      1,063          472           --
                                                              ---------    ---------    ---------
Cash, end of year...........................................  $   3,107    $   1,063    $     472
                                                              =========    =========    =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for income taxes................  $   1,434    $   3,280    $   3,540
                                                              =========    =========    =========
  Foreclosure of mortgage loans.............................  $     500    $      --    $      --
                                                              =========    =========    =========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure. The Plan amended and replaced the proposed plan of conversion adopted January 5, 1998. The Plan would result in Provident Mutual converting to a stock life insurance company and being renamed Provfirst America Life Insurance Company (Provfirst America). Provfirst America will have a newly created parent company, Provfirst America Corporation, a stock holding company. Additionally, Provfirst America Corporation will have a newly created parent company, Provident Mutual Holding Company, a mutual holding company. The Company will be renamed Provfirst America Life and Annuity Company.

     The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

     The Plan requires the approval of at least two-thirds of the votes cast by voting policyholders. A Special Meeting of policyholders to consider and vote upon the Plan has been scheduled for February 9, 1999.

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and brokerage sales force. The Company is licensed to operate in 48 states, which are responsible for product regulation. Sales in 16 states accounted for 78% of the Company's sales for the year ended December 31, 1998. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, benefits are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the initial deferral of acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the elimination of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $1,702, $1,792 and $1,448 for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory surplus was $44,730 and $47,225 as of December 31, 1998 and 1997, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the report values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are charged to realized capital losses. Reserves totaled $1,064 and $1,170 at December 31, 1998 and 1997, respectively.

     Policy loans are reported at unpaid principal balances.

     Real estate is carried at lower of cost or fair value less accumulated depreciation from the date of foreclosure. The straight-line method of depreciation is used for real estate.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash includes demand deposits and cash on hand.

     Short-term investments include money market funds, certificates of deposit and short-term investments whose maturities at the time of acquisition were one year or less. These investments are carried at amortized cost, which approximates fair market value.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. The Company is currently reviewing this

Statement and has not yet determined its impact on the financial statements.

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The adoption of this statement, which is effective for fiscal years beginning after December 15, 1998, is not expected to have a material effect on the Company's financial statements.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience. Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 2.5% to 5.0%.

Variable Life and Investment-Type Products

     Variable life products are all flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other account balances, credited interest rates ranged from 3.47% to 7.5% in 1998.

Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yield, before realized capital gains and losses, in the calculation of expected gross margins was 8.25% for 1998, 8.0% for 1997 and 8.46% for 1996.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected life of the policies.

     The costs deferred during 1998, 1997 and 1996 were $35,985, $31,404 and $25,182, respectively. Amortization of deferred policy acquisition costs was $14,804, $9,445 and $5,433 during 1998, 1997 and 1996, respectively.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company generates a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

COMPREHENSIVE INCOME

     During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for the reporting and presentation of comprehensive income and its components.

     Comprehensive income encompasses all changes in equity, excluding transactions with owners, and includes net income and the change in unrealized appreciation/depreciation on securities. This new standard requires additional disclosures in the financial statements and does not affect results of operations or financial condition.

     The components of other comprehensive income are as follows:

                                                                      TAX
                                                     BEFORE TAX    (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1998:
Unrealized appreciation (depreciation) on
securities.........................................   $ 1,081       $  (378)     $   703
  Less: reclassification adjustment for gains
     realized in net income........................    (2,010)          703       (1,307)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $  (929)      $   325      $  (604)
                                                      =======       =======      =======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................   $ 3,088       $(1,081)     $ 2,007
  Less: reclassification adjustment for gains
     realized in net income........................       (69)           24          (45)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $ 3,019       $(1,057)     $ 1,962
                                                      =======       =======      =======
YEAR ENDED DECEMBER 31, 1996:
  Unrealized appreciation (depreciation) on
     securities....................................   $(2,745)      $   961      $(1,784)
  Less: reclassification adjustment for gains
     realized in net income........................      (112)           39          (73)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $(2,857)      $ 1,000      $(1,857)
                                                      =======       =======      =======

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1998 and 1997:

                                        DECEMBER 31, 1998          DECEMBER 31, 1997
                                     ------------------------    ----------------------
                                        FAIR        CARRYING       FAIR       CARRYING
                                       VALUE         VALUE        VALUE        VALUE
                                     ----------    ----------    --------    ----------
ASSETS
Fixed maturities:
  Available for sale...............    $359,442      $359,442    $320,363      $320,363
  Held to maturity.................     $57,419       $54,671     $65,305       $62,753
Equity securities..................      $1,360        $1,360      $1,776        $1,776
Mortgage loans.....................     $64,225       $58,907     $49,379       $46,871
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies...............      $7,479        $7,142      $7,304        $7,185
Individual annuities...............  $1,181,520    $1,215,896    $977,658    $1,012,040

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS
     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND COUPON ACCUMULATIONS

     The policyholders' dividend and coupon accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1998 and 1997 are as follows:

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
government corporations and agencies............  $    562      $    38        $   --      $    600
Obligations of states and political
  subdivisions..................................     3,416          215            --         3,631
Corporate securities............................   317,068        9,330         3,340       323,058
Mortgage-backed securities......................    31,061        1,121            29        32,153
                                                  --------      -------        ------      --------
Subtotal -- fixed maturities....................   352,107       10,704         3,369       359,442
Equity securities...............................     1,278          495           413         1,360
                                                  --------      -------        ------      --------
     Total......................................  $353,385      $11,199        $3,782      $360,802
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                    COST         GAINS         LOSSES        VALUE
----------------                                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
government corporations and agencies............  $  4,655      $   594        $   --      $  5,249
Corporate securities............................    46,618        1,849             1        48,466
Mortgage-backed securities......................     3,398          306            --         3,704
                                                  --------      -------        ------      --------
     Total......................................  $ 54,671      $ 2,749        $    1      $ 57,419
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1997
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    563      $    12        $    2      $    573
Obligations of states and political
subdivisions....................................     4,083          187            --         4,270
Corporate securities............................   274,262        8,651         1,076       281,837
Mortgage-backed securities......................    32,729          958             4        33,683
                                                  --------      -------        ------      --------
Subtotal -- fixed maturities....................   311,637        9,808         1,082       320,363
Equity securities...............................     1,714          487           425         1,776
                                                  --------      -------        ------      --------
     Total......................................  $313,351      $10,295        $1,507      $322,139
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1997
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                    COST         GAINS         LOSSES        VALUE
----------------                                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  4,704      $   417        $   10      $  5,111
Corporate securities............................    54,563        1,899            28        56,434
Mortgage-backed securities......................     3,486          274            --         3,760
                                                  --------      -------        ------      --------
     Total......................................  $ 62,753      $ 2,590        $   38      $ 65,305
                                                  ========      =======        ======      ========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are as follows:

                            AMORTIZED   ESTIMATED
AVAILABLE FOR SALE            COST      FAIR VALUE
------------------          ---------   ----------
Due in one year or less...  $ 33,082     $ 33,398
Due after one year through
five years................   120,727      123,164
Due after five years
  through ten years.......   105,291      108,028
Due after ten years.......    93,007       94,852
                            --------     --------
     Total................  $352,107     $359,442
                            ========     ========

                            AMORTIZED   ESTIMATED
HELD TO MATURITY              COST      FAIR VALUE
----------------            ---------   ----------
Due in one year or less...   $ 2,257     $ 2,262
Due after one year through
five years................    21,467      22,155
Due after five years
  through ten years.......    28,040      29,818
Due after ten years.......     2,907       3,184
                             -------     -------
     Total................   $54,671     $57,419
                             =======     =======

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized gains (losses) on investments for the years ended December 31, 1998, 1997 and 1996 are summarized as follows:

                         1998      1997     1996
                        -------   -------   ----
Fixed maturities......  $  (292)  $ 1,135   $ 71
Equity securities.....     (273)   (1,360)     6
Mortgage loans........     (194)      104     35
Real estate...........    2,735       133     --
Other invested
  assets..............       34        57     --
                        -------   -------   ----
                        $ 2,010   $    69   $112
                        =======   =======   ====

     Net unrealized appreciation on available for sale securities as of December 31, 1998 and 1997 is summarized as follows:

                               1998      1997
                              -------   -------
Net unrealized appreciation
  before adjustments for the
  following:................  $ 7,417   $ 8,788
Amortization of deferred
policy acquisition costs....   (3,947)   (4,389)
  Deferred Federal income
     taxes..................   (1,215)   (1,540)
                              -------   -------
Net unrealized
  appreciation..............  $ 2,255   $ 2,859
                              =======   =======

     Net investment income, by type of investment, is as follows for the years ending December 31, 1998, 1997 and 1996:

                        1998      1997      1996
                       -------   -------   -------
Gross investment
  income:
Fixed maturities:
  Available for
     sale............  $25,294   $22,559   $21,379
  Held to maturity...    4,686     5,692     6,699
Equity securities....       66        92        87
Mortgage loans.......    4,485     3,924     3,750
Real estate..........      523       591       759
Policy loans and
  premium notes......      299       214       158
Short-term
  investments........      431       258       363
Other, net...........      781         9        27
                       -------   -------   -------
                        36,565    33,339    33,222
Less investment
  expenses...........   (1,303)   (1,025)   (1,009)
                       -------   -------   -------
Net investment
  income.............  $35,262   $32,314   $32,213
                       =======   =======   =======

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $2,363 and $2,951, which were net of reserves of $474 and $704 as of December 31, 1998 and 1997, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1998 and 1997 is as follows:

                                 1998     1997
                                ------   ------
Balance at January 1..........  $1,170   $1,274
Recoveries....................     124     (104)
Releases due to
  foreclosures................    (230)      --
                                ------   ------
Balance at December 31........  $1,064   $1,170
                                ======   ======

     The average recorded investment in impaired loans was $2,624 and $3,767 during 1998 and 1997, respectively. Interest income recognized on impaired loans during 1998, 1997 and 1996 was $237, $284 and $405, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate totaled $484 and $2,494 as of December 31, 1998 and 1997, respectively. Depreciation expense was $116, $113 and $112 for the years ended December 31, 1998, 1997 and 1996, respectively. Accumulated depreciation for real estate totaled $34 and $435 at December 31, 1998 and 1997, respectively.

6.  FEDERAL INCOME TAXES

     The Company files a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis which includes an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                       YEAR ENDED DECEMBER 31,
                       ------------------------
                        1998     1997     1996
                       ------   ------   ------
Federal income tax at
  statutory rate.....  $4,198   $4,174   $3,105
Current year equity
tax..................     664      900      800
  True down of prior
     years' equity
     tax.............    (650)    (625)    (305)
                       ------   ------   ------
Provision for Federal
  income tax from
  operations.........  $4,212   $4,449   $3,600
                       ======   ======   ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability is as follows at December 31, 1998 and 1997:

                              1998      1997
                             -------   -------
DEFERRED TAX LIABILITY
Deferred policy acquisition
  costs....................   32,648    26,550
Net unrealized gain on
  available for sale
  securities...............    1,215     1,540
                             -------   -------
     Total deferred tax
       liability...........   33,863    28,090
                             -------   -------
DEFERRED TAX ASSET
Reserves...................  $30,671   $26,650
Invested assets............      353       409
Policyholder dividends.....      189       159
Other......................      176    (1,491)
                             -------   -------
     Total deferred tax
       asset...............   31,389    25,727
                             -------   -------
Net deferred tax
  liability................  $ 2,474   $ 2,363
                             =======   =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1994. All years through 1985 are closed. Years 1986 through 1994 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1995 through the present remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

7.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements which are net of reinsurance activity:

                                                     CEDED TO      ASSUMED
                                        GROSS         OTHER       FROM OTHER      NET
                                        AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                      ----------    ----------    ----------    --------
DECEMBER 31, 1998:
Life insurance in force.............  $2,763,532    $1,980,669     $34,968      $817,831
                                      ==========    ==========     =======      ========
Premiums............................  $   13,771    $      666     $   164      $ 13,269
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  510,560    $    3,054     $ 2,378      $509,884
                                      ==========    ==========     =======      ========
DECEMBER 31, 1997:
Life insurance in force.............  $2,153,084    $1,591,141     $50,233      $612,176
                                      ==========    ==========     =======      ========
Premiums............................  $   14,367    $      614     $   151      $ 13,904
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  516,591    $   74,674     $ 3,102      $445,019
                                      ==========    ==========     =======      ========
DECEMBER 31, 1996:
Life insurance in force.............  $1,591,685    $1,282,667     $42,330      $351,348
                                      ==========    ==========     =======      ========
Premiums............................  $   14,240    $      801     $   102      $ 13,541
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  511,447    $   80,346     $ 4,332      $435,433
                                      ==========    ==========     =======      ========

     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140. The $1,855 cost of recapturing the contracts has been deferred and will be amortized in relation to the incidence of expected gross profits over the expected life of the contracts.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1998 and 1997. Deposits ceded during 1998 and 1997 were $2,749 and $2,351, respectively.

     Approximately $1,481,828 and $1,169,702 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1998 and 1997, respectively. Premiums ceded were $4,182 and $3,889 during 1998 and 1997, respectively. Reinsurance recoverables at December 31, 1998 and 1997 were $134 and $74, respectively.

8.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits, as well as overhead costs. These costs were $16,581, $13,964 and $10,013 for 1998, 1997 and 1996, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1998 and 1997 approximated $81,050 and $90,995, respectively.

9.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 1998, the Company had outstanding mortgage loan and limited partnership commitments of approximately $4,650. The mortgage loan commitments, which expire through February 1999, totaled $1,650 and were issued during 1998 at interest rates consistent with rates applicable on December 31, 1998. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998 and the approximate net losses generated from the hedge positions were $33. There were no open hedge positions at December 31, 1998. There was no hedge position activity for the year ended December 31, 1997.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1998.

INVESTMENT PORTFOLIO CREDIT AMOUNT RISK

Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1998 and 1997, approximately $23,488 and $14,771, respectively, in debt security investments (5.8% and 3.9%, respectively, of the total debt security portfolio) are considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1998 of $.7 million were non-income producing for the year ended December 31, 1998.

     The Company had debt security investments in the financial services industry at both December 31, 1998 and 1997 that exceeded 5% of total assets.

Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1998 and 1997, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Litigation and Unasserted Claims

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of manage-ment, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totaled $109, $236 and $82 in 1998, 1997 and 1996, respectively. Of those amounts, $56, $117 and $58 in 1998, 1997 and 1996, respectively, are creditable against future years' premium taxes.